UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Tammie Lee, Esq.

UBS Asset Management (Americas) Inc.

1285 Avenue of the Americas

New York, NY 10019

(Name and address of agent for service)

Copy to:

Bruce Leto, Esq.

Stradley Ronon Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Item 1.  Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)1

As a percentage of net assets as of September 30, 2015

Common stocks
Airlines	1.24%
Auto components	0.73
Automobiles	0.98
Banks	4.05
Beverages	0.88
Biotechnology	1.68
Capital markets	0.56
Chemicals	1.47
Communications equipment	0.05
Construction materials	0.33
Consumer finance	0.27
Diversified financial services	1.09
Diversified telecommunication services	0.41
Electric utilities	0.12
Electrical equipment	0.56
Electronic equipment, instruments & components	0.69
Energy equipment & services	0.30
Food & staples retailing	0.10
Food products	1.25
Health care equipment & supplies	0.50
Health care providers & services	0.91
Hotels, restaurants & leisure	1.74
Household durables	0.51
Industrial conglomerates	0.83
Insurance	1.94
Internet & catalog retail	1.19
Internet software & services	2.12
IT services	1.08
Life sciences tools & services	0.46
Machinery	0.95
Marine	0.35
Media	0.65
Metals & mining	0.63
Multiline retail	0.35
Multi-utilities	0.13
Oil, gas & consumable fuels	1.70
Personal products	0.89
Pharmaceuticals	2.88
Real estate investment trust (REIT)	0.68
Real estate management & development	0.35
Road & rail	0.60
Semiconductors & semiconductor equipment	0.88
Software	2.05
Specialty retail	1.19
Technology hardware, storage & peripherals	1.46
Textiles, apparel & luxury goods	0.86
Tobacco	0.70
Trading companies & distributors	0.70
Wireless telecommunication services	1.17

Total common stocks	47.21%

Bonds
Mortgage & agency debt security	0.02%
US government obligations	7.62
Non-US government obligations	5.17

Total bonds	12.81%
Investment companies
iShares iBoxx $ High Yield Corporate Bond ETF	3.39
iShares JP Morgan USD Emerging Markets Bond ETF	2.30
UBS Emerging Markets Equity Relationship Fund	6.33
UBS Global Corporate Bond Relationship Fund	8.16

Total investment companies	20.18%
Short-term investment	17.52
Investment of cash collateral from securities loaned	3.24

Total investments	100.96%
Liabilities, in excess of cash and other assets	(0.96)

Net assets	100.00%

[1]	Figures represent the direct investments of UBS Global Securities Relationship Fund. Figures may be different if a breakdown of the underlying investment companies was included.

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 47.21%
Australia: 0.43%
Westfield Corp., REIT	87,726	$613,902

Austria: 0.34%
Erste Group Bank AG*	16,856	488,577

Canada: 1.63%
Canadian Oil Sands Ltd.	35,277	166,803
Canadian Pacific Railway Ltd.	3,411	489,717
Husky Energy, Inc.	20,458	319,019
Suncor Energy, Inc.	19,170	512,684
Teck Resources Ltd., Class B	19,413	92,665
Toronto-Dominion Bank	18,919	745,702

Total Canada common stocks		2,326,590

China: 0.84%
AIA Group Ltd.	139,686	721,857
Jardine Matheson Holdings Ltd.	10,100	476,153

Total China common stocks		1,198,010

Denmark: 0.67%
AP Moeller - Maersk A/S, Class B	324	498,323
Danske Bank A/S	15,135	456,724

Total Denmark common stocks		955,047

Finland: 0.51%
Sampo Oyj, Class A	15,023	726,528

France: 0.76%
Danone SA	10,484	660,950
Schneider Electric SE	7,644	427,156

Total France common stocks		1,088,106

Germany: 2.41%
AIXTRON SE*[1]	9,610	58,169
Bayer AG	5,064	647,617
Daimler AG	6,448	467,244
E.ON SE	21,030	180,401
Fresenius SE & Co KGaA	8,916	597,764
HeidelbergCement AG	5,374	367,861
KION Group AG*	9,000	398,945
ThyssenKrupp AG	19,927	349,138
TUI AG	20,577	379,137

Total Germany common stocks		3,446,276

Ireland: 0.69%
Ryanair Holdings PLC ADR	6,800	532,440
Shire PLC	6,727	458,339

Total Ireland common stocks		990,779

Israel: 0.77%
Check Point Software Technologies Ltd.*	10,710	849,624
Mobileye NV*[1]	3,250	147,810
Teva Pharmaceutical Industries Ltd. ADR	1,830	103,322

Total Israel common stocks		1,100,756

Italy: 0.89%
Autogrill SpA*	37,411	340,277
Intesa Sanpaolo SpA	164,547	580,277
Mediolanum SpA	49,173	351,105

Total Italy common stocks		1,271,659

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Japan: 5.57%
Alps Electric Co., Ltd.	11,900	$332,801
Hino Motors Ltd.	39,900	403,440
Hitachi Ltd.	77,000	385,690
Inpex Corp.	41,700	369,674
Japan Airlines Co., Ltd.	19,800	695,678
KDDI Corp.	39,700	882,590
Mitsubishi UFJ Financial Group, Inc.	105,900	632,407
NGK Spark Plug Co., Ltd.	16,800	382,172
ORIX Corp.	45,500	581,053
Shin-Etsu Chemical Co., Ltd.	8,900	453,662
Sony Corp.	25,500	616,111
Sumitomo Electric Industries Ltd.	30,200	383,526
Sumitomo Realty & Development Co., Ltd.	16,000	505,614
THK Co., Ltd.	23,100	364,701
Toyota Industries Corp.	5,800	273,647
Toyota Motor Corp.	12,100	703,114

Total Japan common stocks		7,965,880

Netherlands: 0.68%
Heineken NV	7,327	591,442
Koninklijke DSM NV	6,550	301,505
NXP Semiconductors NV*	925	80,540

Total Netherlands common stocks		973,487

Norway: 0.32%
Telenor ASA	24,401	455,448

Singapore: 0.09%
Avago Technologies Ltd.	997	124,635

Spain: 0.99%
Banco Bilbao Vizcaya Argentaria SA	52,985	448,777
Banco Santander SA	81,245	430,675
Mediaset Espana Comunicacion SA	49,892	544,225

Total Spain common stocks		1,423,677

Switzerland: 1.46%
ACE Ltd.	990	102,366
Cie Financiere Richemont SA	6,199	481,494
Glencore PLC*	122,579	169,763
Novartis AG	14,474	1,327,699

Total Switzerland common stocks		2,081,322

United Kingdom: 5.28%
Aon PLC	1,250	110,763
ARM Holdings PLC	21,828	312,867
Ashtead Group PLC	38,219	537,687
Associated British Foods PLC	11,793	595,851
BP PLC	95,834	484,209
HSBC Holdings PLC	95,963	723,953
Imperial Tobacco Group PLC	14,964	772,594
Lloyds Banking Group PLC	532,877	605,872
London Stock Exchange Group PLC	14,091	515,638
Next PLC	3,612	415,814
Noble Corp. PLC[1]	4,790	52,259

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
United Kingdom — (concluded)
Prudential PLC	22,698	$478,478
Rio Tinto PLC	8,651	289,218
SABMiller PLC	7,509	424,495
Unilever NV CVA	18,512	742,396
Vodafone Group PLC	153,263	483,288

Total United Kingdom common stocks		7,545,382

United States: 22.88%
Acorda Therapeutics, Inc.*	1,482	39,288
Affiliated Managers Group, Inc.*	1,793	306,585
Allergan PLC*	2,894	786,618
Alnylam Pharmaceuticals, Inc.*	2,452	197,043
Amazon.com, Inc.*	2,135	1,092,885
American Express Co.	2,176	161,307
AMETEK, Inc.	7,122	372,623
Apple, Inc.	17,171	1,893,961
Arista Networks, Inc.*[1]	1,121	68,594
Atara Biotherapeutics, Inc.*	1,977	62,157
Best Buy Co., Inc.	2,571	95,436
Bio-Rad Laboratories, Inc., Class A*	684	91,868
Capital One Financial Corp.	1,481	107,402
Carnival PLC	9,208	476,803
Catalent, Inc.*	3,810	92,583
Caterpillar, Inc.	1,569	102,550
CBS Corp. (Non-Voting), Class B	3,790	151,221
CDW Corp.	2,092	85,479
Celgene Corp.*	5,407	584,875
Charles Schwab Corp.	14,379	410,664
Chevron Corp.	1,131	89,213
Chimerix, Inc.*	5,069	193,636
Citigroup, Inc.	5,387	267,249
Cobalt International Energy, Inc.*	10,627	75,239
Colfax Corp.*	1,725	51,595
Danaher Corp.	5,885	501,461
Delta Air Lines, Inc.	12,129	544,228
Digital Realty Trust, Inc., REIT	3,100	202,492
Dolby Laboratories, Inc., Class A	2,555	83,293
Ecolab, Inc.	5,688	624,087
Eli Lilly & Co.	1,641	137,335
Envision Healthcare Holdings, Inc.*	2,767	101,798
EOG Resources, Inc.	1,446	105,269
Estee Lauder Cos., Inc., Class A	6,589	531,601
Express Scripts Holding Co.*	5,789	468,677
Facebook, Inc., Class A*	14,607	1,313,169
Fastenal Co.	3,325	121,728
General Electric Co.	8,151	205,568
General Motors Co.	7,709	231,424
Gilead Sciences, Inc.	5,909	580,205
Google, Inc., Class A*	1,341	856,054

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
United States — (continued)
Google, Inc., Class C*	936	$569,481
Gulfport Energy Corp.*	841	24,961
Hain Celestial Group, Inc.*	4,953	255,575
Halliburton Co.	2,097	74,129
Hertz Global Holdings, Inc.*	7,372	123,334
Home Depot, Inc.	7,346	848,390
Impax Laboratories, Inc.*	2,486	87,532
Integrated Device Technology, Inc.*	4,365	88,610
Intuitive Surgical, Inc.*	860	395,239
Invesco Ltd.	3,300	103,059
Jabil Circuit, Inc.	4,364	97,623
Jarden Corp.*	2,350	114,868
Joy Global, Inc.	2,358	35,205
JPMorgan Chase & Co.	4,568	278,511
Laredo Petroleum, Inc.*[1]	7,913	74,620
Las Vegas Sands Corp.	8,724	331,250
Lexicon Pharmaceuticals, Inc.*[1]	18,582	199,571
Lincoln National Corp.	3,330	158,042
LinkedIn Corp., Class A*	1,547	294,131
MacroGenics, Inc.*	1,074	23,005
Macy’s, Inc.	1,583	81,240
Mallinckrodt PLC*	1,065	68,096
Martin Marietta Materials, Inc.	636	96,640
MasterCard, Inc., Class A	8,396	756,648
Maxim Integrated Products, Inc.	2,549	85,137
McDermott International, Inc.*	24,406	104,946
McGraw Hill Financial, Inc.	5,304	458,796
Medicines Co.*	2,802	106,364
MetLife, Inc.	2,758	130,040
Micron Technology, Inc.*	11,452	171,551
Mondelez International, Inc., Class A	6,496	271,988
Monsanto Co.	1,348	115,038
Mylan NV*	7,437	299,414
NextEra Energy, Inc.	1,763	171,981
NIKE, Inc., Class B	6,059	745,075
Norfolk Southern Corp.	1,580	120,712
Oasis Petroleum, Inc.*[1]	7,404	64,267
ON Semiconductor Corp.*	8,623	81,056
Pacific DataVision, Inc.*[2]	4,206	125,759
PDC Energy, Inc.*	1,532	81,211
PepsiCo, Inc.	2,530	238,579
Philip Morris International, Inc.	2,922	231,802
Praxair, Inc.	1,522	155,031
Priceline Group, Inc.*	285	352,505
Qorvo, Inc.*	1,660	74,783
Regulus Therapeutics, Inc.*[1]	6,679	43,681
Rite Aid Corp.*	12,139	73,684
salesforce.com, Inc.*	7,730	536,694
SanDisk Corp.	1,720	93,448

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
United States — (concluded)
SBA Communications Corp., Class A*	2,856	$299,137
Schlumberger Ltd.	2,962	204,289
ServiceNow, Inc.*	5,511	382,739
ServiceSource International, Inc.*	12,804	51,216
Sherwin-Williams Co.	2,039	454,248
Silicon Laboratories, Inc.*	1,958	81,335
Simon Property Group, Inc., REIT	870	159,836
Skyworks Solutions, Inc.	1,110	93,473
SM Energy Co.	1,933	61,933
Starbucks Corp.	12,525	711,921
Symantec Corp.	8,141	158,505
Synchrony Financial*	3,650	114,245
Thermo Fisher Scientific, Inc.	4,661	569,947
TJX Cos., Inc.	10,529	751,981
TripAdvisor, Inc.*	3,939	248,236
Union Pacific Corp.	1,467	129,697
United Rentals, Inc.*	5,712	343,006
UnitedHealth Group, Inc.	1,182	137,124
US Bancorp	3,117	127,828
Vertex Pharmaceuticals, Inc.*	4,580	476,961
Visa, Inc., Class A	10,612	739,232
VMware, Inc., Class A*	6,636	522,850
Walgreens Boots Alliance, Inc.	859	71,383
Walt Disney Co.	2,341	239,250
Western Digital Corp.	1,180	93,739
Workday, Inc., Class A*	4,850	333,971
Yum! Brands, Inc.	3,055	244,247
Zimmer Biomet Holdings, Inc.	3,431	322,274

Total United States common stocks		32,703,168

Total common stocks (cost $70,931,846)		67,479,229

	Face amount
Bonds: 12.81%
Mortgage & agency debt security: 0.02%
United States: 0.02%
Federal Home Loan Mortgage Corp. Gold Pools,[3]
# G00194, 7.500%, due 02/01/24 (cost $29,107)	$28,298	31,390

US government obligations: 7.62%
US Treasury Bonds,
2.750%, due 11/15/42	205,000	199,742
2.875%, due 08/15/45	20,000	20,002
3.000%, due 05/15/45	115,000	117,773
3.125%, due 02/15/43	80,000	83,823
5.250%, due 02/15/29[1]	70,000	94,022
5.375%, due 02/15/31	30,000	41,654
8.000%, due 11/15/21[1]	320,000	439,254

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
US government obligations — (concluded)
US Treasury Inflation Indexed Notes (TIPS),
0.375%, due 07/15/25[4]		7,417,700	$7,276,871
US Treasury Notes,
0.750%, due 12/31/17		615,000	615,321
1.375%, due 08/31/20		200,000	200,271
1.625%, due 12/31/19		745,000	756,291
1.625%, due 11/15/22[1]		145,000	143,629
2.125%, due 05/15/25		265,000	266,687
3.125%, due 04/30/17		605,000	629,768

			10,885,108

Total US government obligations (cost $10,857,767)			10,885,108

Non-US government obligations: 5.17%
Australia: 0.55%
Commonwealth of Australia,
4.500%, due 04/15/20	AUD	520,000	404,429
4.500%, due 04/21/33		450,000	376,529

			780,958

Canada: 0.34%
Government of Canada,
1.500%, due 06/01/23	CAD	640,000	488,640
5.750%, due 06/01/29		100	110
8.000%, due 06/01/23		200	224

			488,974

France: 0.43%
Government of France,
3.250%, due 04/25/16	EUR	330,000	375,900
3.750%, due 04/25/21		180,000	239,981

			615,881

Germany: 0.55%
Bundesobligation,
1.250%, due 10/14/16		340,000	385,816
Bundesrepublik Deutschland,
3.250%, due 07/04/21		300,000	396,796

			782,612

Ireland: 0.23%
Republic of Ireland,
0.800%, due 03/15/22		290,000	326,878

Italy: 1.09%
Buoni Poliennali Del Tesoro,
2.100%, due 09/15/21[4,5]		399,878	492,354
2.500%, due 12/01/24		520,000	620,827
2.550%, due 09/15/41[4]		130,058	175,736
4.250%, due 02/01/19 [5]		215,000	270,574

			1,559,491

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Non-US government obligations — (concluded)
New Zealand: 1.09%
New Zealand Government Bond,
2.000%, due 09/20/25	NZD	309,360	$203,090
3.000%, due 04/15/20		640,000	413,912
4.500%, due 04/15/27		890,000	633,998
5.500%, due 04/15/23		410,000	306,355

			1,557,355

Spain: 0.58%
Kingdom of Spain,
3.750%, due 10/31/18	EUR	230,000	283,153
4.800%, due 01/31/24[2]		400,000	554,811

			837,964

United Kingdom: 0.31%
UK Gilts,
2.000%, due 01/22/16	GBP	290,000	440,719

Total Non-US government obligations (cost $7,883,466)			7,390,832

Total bonds (cost $18,770,340)			18,307,330

	Shares
Investment companies: 20.18%
iShares iBoxx $ High Yield Corporate Bond ETF[1]		58,100	4,839,149
iShares JP Morgan USD Emerging Markets Bond ETF[1]		30,955	3,293,612
UBS Emerging Markets Equity Relationship Fund*[6]		280,312	9,039,711
UBS Global Corporate Bond Relationship Fund*[6]		882,028	11,665,343

Total investment companies (cost $30,986,164)			28,837,815

Short-term investment: 17.52%
Investment company: 17.52%
UBS Cash Management Prime Relationship Fund[6] (cost $25,041,914)		25,041,914	25,041,914

Investment of cash collateral from securities loaned: 3.24%
UBS Private Money Market Fund LLC[6] (cost $4,625,694)		4,625,694	4,625,694

Total investments: 100.96% (cost $150,355,958)			144,291,982
Liabilities, in excess of cash and other assets: (0.96)%			(1,374,339)

Net assets: 100.00%			$142,917,643

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$4,794,760
Gross unrealized depreciation	(10,858,736)

Net unrealized depreciation of investments	$(6,063,976)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CSI	USD	6,792,916	EUR	6,005,000	12/18/15	$(73,696)
CSI	USD	9,706,272	JPY	1,169,300,000	12/18/15	54,756
GSI	MYR	11,326,000	USD	2,618,728	12/18/15	55,016
HSBC	INR	62,780,000	USD	928,698	12/18/15	(14,271)
HSBC	USD	595,909	KRW	708,000,000	12/18/15	(69)
JPMCB	CHF	650,000	USD	667,382	12/18/15	(1,523)
JPMCB	GBP	140,000	USD	215,929	12/18/15	4,209
JPMCB	HKD	9,320,000	USD	1,202,500	12/18/15	(14)
JPMCB	ILS	3,375,000	USD	874,178	12/18/15	12,891
JPMCB	NOK	2,320,000	USD	282,179	12/18/15	9,999
JPMCB	NZD	4,475,000	USD	2,799,027	12/18/15	(45,711)
JPMCB	THB	148,727,750	USD	4,065,573	12/18/15	(20,395)
JPMCB	USD	1,589,331	AUD	2,260,000	12/18/15	(9,697)
JPMCB	USD	625,792	CAD	830,000	12/18/15	(4,040)
JPMCB	USD	3,223,936	MXN	54,410,000	12/18/15	(25,520)
JPMCB	USD	766,846	PLN	2,865,000	12/18/15	(14,643)
JPMCB	USD	1,534,198	SEK	12,700,000	12/18/15	(13,971)
JPMCB	USD	693,223	SGD	985,000	12/18/15	(2,875)
MSC	USD	1,585,000	PHP	74,669,350	12/18/15	4,729
SSB	CHF	2,414,765	EUR	2,220,000	12/18/15	(955)

Net unrealized depreciation on forward foreign currency contracts						$(85,780)

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
US Ultra Bond, 26 contracts (USD)	December 2015	$4,168,025	$4,170,562	$2,537
US Treasury futures sell contracts:
2 Year US Treasury Notes, 31 contracts (USD)	December 2015	(6,783,182)	(6,789,968)	(6,786)
5 Year US Treasury Notes, 52 contracts (USD)	December 2015	(6,237,891)	(6,266,813)	(28,922)
10 Year US Treasury Notes, 9 contracts (USD)	December 2015	(1,143,831)	(1,158,609)	(14,778)
Index futures buy contracts:
Amsterdam Exchanges Index, 30 contracts (EUR)	October 2015	2,882,597	2,824,228	(58,369)

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
DAX Index, 7 contracts (EUR)	December 2015	1,977,355	1,888,867	(88,488)
E-mini S&P 500 Index, 40 contracts (USD)	December 2015	3,900,790	3,817,400	(83,390)
EURO STOXX 50 Index, 158 contracts (EUR)	December 2015	5,610,081	5,457,136	(152,945)
KOSPI 200 Index, 20 contracts (KRW)	December 2015	1,945,572	1,994,432	48,860
MSCI Taiwan Index, 68 contracts (USD)	October 2015	2,062,086	2,050,200	(11,886)
Russell 2000 Mini Index, 38 contracts (USD)	December 2015	4,349,951	4,164,420	(185,531)
STOXX 600 Banks Index, 567 contracts (EUR)	December 2015	5,738,281	5,822,469	84,188
TOPIX Index, 59 contracts (JPY)	December 2015	7,200,343	6,941,900	(258,443)
Index futures sell contracts:
FTSE 100 Index, 31 contracts (GBP)	December 2015	(2,866,992)	(2,822,391)	44,601
Mini MSCI Emerging Markets Index, 73 contracts (USD)	December 2015	(2,925,012)	(2,887,515)	37,497
OMXS30 Index, 164 contracts (SEK)	October 2015	(2,876,583)	(2,773,517)	103,066
STOXX Europe 600 Index, 301 contracts (EUR)	December 2015	(5,716,279)	(5,827,045)	(110,766)
Interest rate futures buy contracts:
Euro-Bund, 28 contracts (EUR)	December 2015	4,791,025	4,886,748	95,723
Interest rate futures sell contracts:
Japanese Government 10 Year Bond, 6 contracts (JPY)	December 2015	(7,380,559)	(7,410,162)	(29,603)

Net unrealized depreciation on futures contracts				$(613,435)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$67,353,470	$125,759	$—	$67,479,229
Mortgage & agency debt security	—	31,390	—	31,390
US government obligations	—	10,885,108	—	10,885,108
Non-US government obligations	—	7,390,832	—	7,390,832
Investment companies	8,132,761	20,705,054	—	28,837,815
Short-term investment	—	25,041,914	—	25,041,914
Investment of cash collateral from securities loaned	—	4,625,694	—	4,625,694
Forward foreign currency contracts	—	141,600	—	141,600
Futures contracts	416,472	—	—	416,472
Total	$75,902,703	$68,947,351	$—	$144,850,054

Liabilities
Forward foreign currency contracts	$—	$(227,380)	$—	$(227,380)
Futures contracts	(1,029,907)	—	—	(1,029,907)
Total	$(1,029,907)	$(227,380)	$—	$(1,257,287)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

UBS Global Securities Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2015.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $680,570 or 0.48% of net assets.

[3]	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by this organization.
[4]

Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuer’s country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.

[5]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2015, the value of these securities amounted to $762,928 or 0.53% of net assets.

[6]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/14	Purchases during the nine months ended 09/30/15	Sales during the nine months ended 09/30/15	Net realized gain during the nine months ended 09/30/15	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/15	Value 09/30/15	Net income earned from affiliate for the nine months ended 09/30/15
UBS Cash Management Prime Relationship Fund	$77,302,320	$73,613,980	$125,874,386	$—	$—	$25,041,914	$32,387
UBS Private Money Market Fund LLC[a]	7,123,164	83,662,615	86,160,085	—	—	4,625,694	356
UBS Emerging Markets Equity Relationship Fund	17,031,614	—	7,500,000	319,396	(811,299)	9,039,711	—
UBS Global Corporate Bond Fund Relationship Fund	—	19,500,000	7,500,000	(76,488)	(258,169)	11,665,343	—

	$101,457,098	$176,776,595	$227,034,471	$242,908	$(1,069,468)	$50,372,662	$32,743

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS–HALO Emerging Markets Equity Relationship Fund (formerly, UBS Emerging Markets Equity Relationship Fund)

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Auto components	0.39%
Automobiles	4.14
Banks	17.62
Beverages	5.24
Chemicals	5.06
Construction materials	3.67
Containers & packaging	2.62
Electronic equipment, instruments & components	5.94
Insurance	7.57
Internet software & services	3.83
IT services	4.37
Media	5.14
Metals & mining	2.45
Oil, gas & consumable fuels	2.30
Personal products	3.75
Pharmaceuticals	2.90
Real estate management & development	3.66
Semiconductors & semiconductor equipment	8.45
Wireless telecommunication services	7.74

Total common stocks	96.84%
Short-term investment	2.55

Total investments	99.39%
Cash and other assets, less liabilities	0.61

Net assets	100.00%

UBS–HALO Emerging Markets Equity Relationship Fund (formerly, UBS Emerging Markets Equity Relationship Fund)

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 96.84%
Brazil: 4.52%
Banco Bradesco SA ADR	202,872	$1,087,394
Klabin SA	272,700	1,505,026

Total Brazil common stocks		2,592,420

China: 23.64%
China Mobile Ltd.	215,000	2,546,693
China Pacific Insurance Group Co., Ltd., H Shares	588,600	2,175,907
China Resources Land Ltd.	894,766	2,096,625
Fuyao Glass Industry Group Co., Ltd., H Shares*[1]	118,800	225,949
Hengan International Group Co., Ltd.	221,400	2,152,566
Ping An Insurance Group Co. of China Ltd., H Shares	437,000	2,162,431
Tencent Holdings Ltd.	131,800	2,198,920

Total China common stocks		13,559,091

India: 17.94%
HDFC Bank Ltd.	130,824	2,556,636
ICICI Bank Ltd.	501,124	2,063,968
Mahindra & Mahindra Ltd.	78,034	1,502,428
Sun Pharmaceutical Industries Ltd.*	125,642	1,662,211
Wipro Ltd.	274,898	2,503,775

Total India common stocks		10,289,018

Indonesia: 1.52%
Astra International Tbk PT	2,445,260	872,115

Mexico: 7.56%
Fomento Economico Mexicano SAB de CV ADR	15,900	1,419,075
Grupo Financiero Banorte SAB de CV, Class O	308,200	1,509,560
Grupo Mexico SAB de CV, Series B	581,300	1,407,095

Total Mexico common stocks		4,335,730

Poland: 2.64%
Powszechna Kasa Oszczednosci Bank Polski SA*	195,464	1,513,757

Russia: 4.70%
Lukoil PJSC ADR	38,671	1,317,134
Sberbank of Russia	1,193,013	1,375,079

Total Russia common stocks		2,692,213

South Africa: 7.91%
Naspers Ltd., Class N	23,614	2,948,934
SABMiller PLC	28,160	1,584,933

Total South Africa common stocks		4,533,867

South Korea: 5.06%
LG Chem Ltd.	12,046	2,901,487

Taiwan: 14.39%
Advanced Semiconductor Engineering, Inc.	2,286,000	2,450,711
Hon Hai Precision Industry Co., Ltd.	801,756	2,084,286
Largan Precision Co., Ltd.	17,000	1,321,692
Taiwan Semiconductor Manufacturing Co., Ltd.	607,000	2,396,477

Total Taiwan common stocks		8,253,166

Thailand: 6.96%
Advanced Info Service PCL	303,600	1,890,442
Siam Cement PCL NVDR	164,500	2,102,990

Total Thailand common stocks		3,993,432

UBS–HALO Emerging Markets Equity Relationship Fund (formerly, UBS Emerging Markets Equity Relationship Fund)

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
Total common stocks (cost $60,383,458)		$55,536,296

Short-term investment: 2.55%
Investment company: 2.55%
UBS Cash Management Prime Relationship Fund[2] (cost $1,461,117)	1,461,117	1,461,117

Total investments — 99.39% (cost $61,844,575)		56,997,413
Cash and other assets, less liabilities — 0.61%		350,959

Net assets — 100.00%		$57,348,372

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$2,667,755
Gross unrealized depreciation	(7,514,917)

Net unrealized depreciation of investments	$(4,847,162)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$52,979,660	$2,556,636	$—	$55,536,296
Short-term investment	—	1,461,117	—	1,461,117
Total	$52,979,660	$4,017,753	$—	$56,997,413

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of this security amounted to $225,949 or 0.39% of net assets.

[2]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

UBS–HALO Emerging Markets Equity Relationship Fund (formerly, UBS Emerging Markets Equity Relationship Fund)

Portfolio of investments

September 30, 2015 (unaudited)

Security description	Value 12/31/14	Purchases during the nine months ended 09/30/15	Sales during the nine months ended 09/30/15	Value 09/30/15	Net income earned from affiliate for the nine months ended 09/30/15
UBS Cash Management Prime Relationship Fund	$2,957,120	$76,903,710	$78,399,713	$1,461,117	$1,559
UBS Private Money Market Fund LLC[a]	—	15,063,214	15,063,214	—	30

	$2,957,120	$91,966,924	$93,462,927	$1,461,117	$1,589

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS International Equity Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Airlines	3.59%
Auto components	3.06
Automobiles	3.41
Banks	14.87
Beverages	3.04
Chemicals	2.21
Construction materials	1.07
Diversified financial services	3.19
Diversified telecommunication services	1.32
Electrical equipment	1.24
Electronic equipment, instruments & components	2.09
Food products	3.66
Health care providers & services	1.75
Hotels, restaurants & leisure	3.51
Household durables	1.80
Industrial conglomerates	1.39
Insurance	6.62
Machinery	3.40
Marine	1.46
Media	1.59
Metals & mining	2.64
Multiline retail	1.21
Multi-utilities	0.52
Oil, gas & consumable fuels	5.38
Personal products	2.16
Pharmaceuticals	7.08
Real estate investment trust (REIT)	1.93
Real estate management & development	1.48
Semiconductors & semiconductor equipment	1.09
Software	1.81
Textiles, apparel & luxury goods	1.40
Tobacco	2.07
Trading companies & distributors	1.56
Wireless telecommunication services	3.97

Total common stocks	98.57%
Short-term investment	0.50
Investment of cash collateral from securities loaned	0.67

Total investments	99.74%
Cash and other assets, less liabilities	0.26

Net assets	100.00%

UBS International Equity Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 98.57%
Australia: 1.93%
Westfield Corp.	117,403	$821,579

Austria: 1.45%
Erste Group Bank AG*	21,230	615,359

Canada: 5.25%
Canadian Oil Sands Ltd.[1]	43,600	206,157
Husky Energy, Inc.	25,300	394,525
Suncor Energy, Inc.	23,700	633,835
Teck Resources Ltd., Class B	25,700	122,674
Toronto-Dominion Bank	22,300	878,966

Total Canada common stocks		2,236,157

China: 3.48%
AIA Group Ltd.	172,645	892,179
Jardine Matheson Holdings Ltd.	12,500	590,290

Total China common stocks		1,482,469

Denmark: 2.78%
AP Moeller - Maersk A/S, Class B	403	619,828
Danske Bank A/S	18,743	565,601

Total Denmark common stocks		1,185,429

Finland: 2.11%
Sampo Oyj, Class A	18,609	899,951

France: 3.17%
Danone SA	12,986	818,686
Schneider Electric SE	9,466	528,971

Total France common stocks		1,347,657

Germany: 10.06%
AIXTRON SE*[1]	12,748	77,163
Bayer AG	6,266	801,336
Daimler AG	7,986	578,693
E.ON SE	26,027	223,267
Fresenius SE & Co KGaA	11,095	743,853
HeidelbergCement AG	6,654	455,479
KION Group AG*	11,176	495,402
ThyssenKrupp AG	24,676	432,344
TUI AG	25,794	475,262

Total Germany common stocks		4,282,799

Ireland: 2.90%
Ryanair Holdings PLC ADR	8,500	665,550
Shire PLC	8,363	569,807

Total Ireland common stocks		1,235,357

Israel: 1.81%
Check Point Software Technologies Ltd.*	9,700	769,501

Italy: 3.73%
Autogrill SpA*	46,803	425,703
Intesa Sanpaolo SpA	206,366	727,753
Mediolanum SpA	60,885	434,730

Total Italy common stocks		1,588,186

Japan: 23.24%
Alps Electric Co., Ltd.	14,800	413,904
Hino Motors Ltd.	49,600	501,520
Hitachi Ltd.	95,000	475,851
Inpex Corp.	51,700	458,325

UBS International Equity Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
Japan — (concluded)
Japan Airlines Co., Ltd.	24,600	$864,327
KDDI Corp.	49,200	1,093,789
Mitsubishi UFJ Financial Group, Inc.	131,200	783,493
NGK Spark Plug Co., Ltd.	21,100	479,989
ORIX Corp.	56,300	718,973
Shin-Etsu Chemical Co., Ltd.	11,100	565,803
Sony Corp.	31,700	765,910
Sumitomo Electric Industries Ltd.	37,900	481,312
Sumitomo Realty & Development Co., Ltd.	20,000	632,018
THK Co., Ltd.	28,600	451,535
Toyota Industries Corp.	7,200	339,699
Toyota Motor Corp.	15,000	871,629

Total Japan common stocks		9,898,077

Netherlands: 2.60%
Heineken NV	9,106	735,045
Koninklijke DSM NV	8,109	373,268

Total Netherlands common stocks		1,108,313

Norway: 1.33%
Telenor ASA	30,219	564,042

Spain: 4.17%
Banco Bilbao Vizcaya Argentaria SA	66,734	565,230
Banco Santander SA	100,892	534,823
Mediaset Espana Comunicacion SA	62,067	677,030

Total Spain common stocks		1,777,083

Switzerland: 5.76%
Cie Financiere Richemont SA	7,697	597,849
Glencore PLC*	151,735	210,141
Novartis AG	17,933	1,644,993

Total Switzerland common stocks		2,452,983

United Kingdom: 21.41%
ARM Holdings PLC	27,098	388,404
Ashtead Group PLC	47,335	665,936
Associated British Foods PLC	14,645	739,951
BP PLC	118,688	599,681
HSBC Holdings PLC	119,649	902,642
Imperial Tobacco Group PLC	17,036	879,571
Lloyds Banking Group PLC	665,894	757,110
London Stock Exchange Group PLC	17,451	638,592
Next PLC	4,485	516,314
Prudential PLC	28,110	592,564
Rio Tinto PLC	10,710	358,054
SABMiller PLC	9,930	561,358
Unilever NV CVA	22,930	919,573
Vodafone Group PLC	189,811	598,536

Total United Kingdom common stocks		9,118,286

United States: 1.39%
Carnival PLC	11,447	592,742

Total common stocks (cost $43,286,421 )		41,975,970

Short-term investment: 0.50%
Investment company: 0.50%
UBS Cash Management Prime Relationship Fund[2] (cost $213,310)	213,310	213,310

UBS International Equity Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Investment of cash collateral from securities loaned: 0.67%
UBS Private Money Market Fund LLC[2] (cost $286,056)	286,056	$286,056

Total investments: 99.74% (cost $43,785,787)		42,475,336
Cash and other assets, less liabilities — 0.26%		110,392

Net assets — 100.00%		$42,585,728

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$5,474,048
Gross unrealized depreciation	(6,784,499)

Net unrealized depreciation of investments	$(1,310,451)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
JPMCB	AUD	300,000	USD	209,798	12/18/15	$112
JPMCB	CHF	685,000	USD	703,318	12/18/15	(1,605)
JPMCB	DKK	3,480,000	USD	527,461	12/18/15	5,280
JPMCB	GBP	1,360,000	USD	2,097,593	12/18/15	40,886
JPMCB	HKD	4,990,000	USD	643,828	12/18/15	(7)
JPMCB	ILS	2,225,000	USD	576,310	12/18/15	8,499
JPMCB	NOK	2,330,000	USD	283,395	12/18/15	10,042
JPMCB	USD	1,511,975	AUD	2,150,000	12/18/15	(9,225)
JPMCB	USD	1,255,354	CAD	1,665,000	12/18/15	(8,104)
JPMCB	USD	220,627	JPY	26,600,000	12/18/15	1,423
JPMCB	USD	1,106,556	SEK	9,160,000	12/18/15	(10,076)
JPMCB	USD	499,683	SGD	710,000	12/18/15	(2,072)
Net unrealized appreciation on forward foreign currency contracts						$35,153

UBS International Equity Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$41,975,970	$—	$—	$41,975,970
Short-term investment	—	213,310	—	213,310
Investment of cash collateral from securities loaned	—	286,056	—	286,056
Forward foreign currency contracts	—	66,242	—	66,242
Total	$41,975,970	$565,608	$—	$42,541,578
Liabilities
Forward foreign currency contracts	$—	$(31,089)	$—	$(31,089)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

*	Non-income producing security.
[1]	Security, or portion thereof, was on loan at September 30, 2015.
[2]	The table below details the Fund’s investments in funds advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/14	Purchases during the nine months ended 09/30/15	Sales during the nine months ended 09/30/15	Value 09/30/15	Net income earned from affiliate for the nine months ended 09/30/15
UBS Cash Management Prime Relationship Fund	588,269	$3,987,264	$4,362,223	213,310	$309
UBS Private Money Market Fund LLC[a]	577,046	25,031,168	25,322,158	286,056	82

	$1,165,315	$29,018,432	$29,684,381	$499,366	$391

[a]	The Advisor earns a management fee from this affiliated fund. Please see the Notes to financial statements in the most recent shareholder report for further information.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Common stocks
Automobiles	2.81%
Banks	9.62
Beverages	2.77
Biotechnology	5.86
Capital markets	2.54
Chemicals	3.16
Communications equipment	0.81
Consumer finance	2.53
Diversified telecommunication services	1.12
Electronic equipment, instruments & components	3.73
Energy equipment & services	1.86
Food & staples retailing	1.90
Food products	3.68
Health care equipment & supplies	1.02
Health care providers & services	3.97
Hotels, restaurants & leisure	2.68
Household durables	2.63
Industrial conglomerates	2.49
Insurance	5.55
Internet & catalog retail	2.82
Internet software & services	2.25
IT services	2.78
Life sciences tools & services	1.24
Machinery	2.58
Media	5.42
Oil, gas & consumable fuels	5.45
Pharmaceuticals	11.91
Real estate investment trust (REIT)	3.66
Road & rail	3.45
Semiconductors & semiconductor equipment	9.92
Software	3.90
Specialty retail	1.54
Technology hardware, storage & peripherals	4.40
Tobacco	3.73
Trading companies & distributors	1.69

Total common stocks	127.47%
Short-term investment	2.46

Total investments before investments sold short	129.93%

Investments sold short
Common stocks
Banks	(1.96)%
Beverages	(1.30)
Biotechnology	(2.73)
Capital markets	(2.29)
Commercial services & supplies	(1.63)
Communications equipment	(0.95)
Electronic equipment, instruments & components	(1.31)
Energy equipment & services	(0.16)
Food products	(0.44)
Health care equipment & supplies	(2.10)
Health care providers & services	(0.83)
Hotels, restaurants & leisure	(2.19)
Household products	(0.38)
Insurance	(0.90)
Internet software & services	(1.00)
IT services	(1.22)
Life sciences tools & services	(1.36)
Media	(0.32)
Oil, gas & consumable fuels	(0.16)
Personal products	(0.41)
Pharmaceuticals	(1.37)
Real estate investment trust (REIT)	(0.22)
Semiconductors & semiconductor equipment	(1.56)
Software	(2.21)
Specialty retail	(0.75)
Technology hardware, storage & peripherals	(0.35)
Textiles, apparel & luxury goods	(0.66)
Thrifts & mortgage finance	(0.50)

Total investments sold short	(31.26)%

Total investments, net of investments sold short	98.67%
Cash and other assets, less liabilities	1.33

Net assets	100.00%

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks: 127.47%
Automobiles: 2.81%
Ford Motor Co.[1]	154,600	$2,097,922
General Motors Co.[1]	100,900	3,029,018

		5,126,940

Banks: 9.62%
Citigroup, Inc.[1]	84,644	4,199,189
Fifth Third Bancorp[1]	110,500	2,089,555
JPMorgan Chase & Co.[1]	82,636	5,038,317
US Bancorp[1]	101,850	4,176,868
Wells Fargo & Co.[1]	40,400	2,074,540

		17,578,469

Beverages: 2.77%
PepsiCo, Inc.[1]	53,600	5,054,480

Biotechnology: 5.86%
Acorda Therapeutics, Inc.*[1]	41,609	1,103,054
Alnylam Pharmaceuticals, Inc.*[1]	32,142	2,582,931
Atara Biotherapeutics, Inc.*[1]	35,306	1,110,021
Chimerix, Inc.*[1]	87,600	3,346,320
Lexicon Pharmaceuticals, Inc.*[1]	211,674	2,273,379
MacroGenics, Inc.*[1]	7,300	156,366
Regulus Therapeutics, Inc.*[1]	21,700	141,918

		10,713,989

Capital markets: 2.54%
Invesco Ltd.[1]	60,450	1,887,854
Morgan Stanley	87,204	2,746,926

		4,634,780

Chemicals: 3.16%
Monsanto Co.[1]	20,800	1,775,072
Praxair, Inc.[1]	39,300	4,003,098

		5,778,170

Communications equipment: 0.81%
Arista Networks, Inc.*[1]	24,269	1,485,020

Consumer finance: 2.53%
American Express Co.[1]	62,444	4,628,974

Diversified telecommunication services: 1.12%
Pacific DataVision, Inc.*[1,2]	68,200	2,039,180

Electronic equipment, instruments & components: 3.73%
CDW Corp.[1]	58,471	2,389,125
Dolby Laboratories, Inc., Class A1	61,764	2,013,506
Jabil Circuit, Inc.[1]	107,810	2,411,710

		6,814,341

Energy equipment & services: 1.86%
Halliburton Co.[1]	38,100	1,346,835
McDermott International, Inc.*[1]	233,950	1,005,985
Noble Corp. PLC[1]	96,000	1,047,360

		3,400,180

Food & staples retailing: 1.90%
Rite Aid Corp.*[1]	225,862	1,370,982
Walgreens Boots Alliance, Inc.[1]	25,359	2,107,333

		3,478,315

Food products: 3.68%
Mondelez International, Inc., Class A1	160,400	6,715,948

Health care equipment & supplies: 1.02%
HeartWare International, Inc.*[1]	35,588	1,861,608

Health care providers & services: 3.97%
Envision Healthcare Holdings, Inc.*[1]	64,900	2,387,671

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (continued)
Health care providers & services — (concluded)
UnitedHealth Group, Inc.[1]	41,900	$4,860,819

		7,248,490

Hotels, restaurants & leisure: 2.68%
Yum! Brands, Inc.[1]	61,291	4,900,215

Household durables: 2.63%
Jarden Corp.*[1]	68,653	3,355,759
Lennar Corp., Class A1	30,100	1,448,713

		4,804,472

Industrial conglomerates: 2.49%
General Electric Co.[1]	180,100	4,542,122

Insurance: 5.55%
Aon PLC[1]	43,000	3,810,230
Lincoln National Corp.[1]	61,200	2,904,552
MetLife, Inc.[1]	72,600	3,423,090

		10,137,872

Internet & catalog retail: 2.82%
Amazon.com, Inc.*[1]	10,062	5,150,637

Internet software & services: 2.25%
Facebook, Inc., Class A*[1]	45,780	4,115,622

IT services: 2.78%
ServiceSource International, Inc.*[1]	298,200	1,192,800
Visa, Inc., Class A1	55,738	3,882,709

		5,075,509

Life sciences tools & services: 1.24%
Bio-Rad Laboratories, Inc., Class A*[1]	16,936	2,274,674

Machinery: 2.58%
Caterpillar, Inc.	39,008	2,549,563
Colfax Corp.*[1]	41,600	1,244,256
Joy Global, Inc.[1]	61,500	918,195

		4,712,014

Media: 5.42%
CBS Corp. (Non-Voting), Class B1	65,799	2,625,380
Time Warner, Inc.	35,457	2,437,669
Walt Disney Co.[1]	47,400	4,844,280

		9,907,329

Oil, gas & consumable fuels: 5.45%
Chevron Corp.[1]	20,000	1,577,600
Cobalt International Energy, Inc.*[1]	173,400	1,227,672
EOG Resources, Inc.[1]	26,900	1,958,320
Gulfport Energy Corp.*[1]	22,700	673,736
Laredo Petroleum, Inc.*[1]	119,463	1,126,536
Oasis Petroleum, Inc.*[1]	109,341	949,080
PDC Energy, Inc.*[1]	27,632	1,464,772
SM Energy Co.[1]	30,700	983,628

		9,961,344

Pharmaceuticals: 11.91%
Allergan PLC*[1]	15,000	4,077,150
Catalent, Inc.*[1]	92,200	2,240,460
Eli Lilly & Co.[1]	58,711	4,913,524
Impax Laboratories, Inc.*[1]	69,802	2,457,728
Mallinckrodt PLC*	27,100	1,732,774
Medicines Co.*[1]	73,186	2,778,141

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Common stocks — (concluded)
Pharmaceuticals — (concluded)
Teva Pharmaceutical Industries Ltd. ADR	63,000	$3,556,980

		21,756,757

Real estate investment trust (REIT): 3.66%
American Campus Communities, Inc.[1]	20,500	742,920
Digital Realty Trust, Inc.[1]	48,200	3,148,424
Simon Property Group, Inc.[1]	15,200	2,792,544

		6,683,888

Road & rail: 3.45%
Hertz Global Holdings, Inc.*[1]	62,579	1,046,947
Norfolk Southern Corp.[1]	30,163	2,304,453
Union Pacific Corp.[1]	33,500	2,961,735

		6,313,135

Semiconductors & semiconductor equipment: 9.92%
Avago Technologies Ltd.[1]	21,235	2,654,587
Integrated Device Technology, Inc.*[1]	97,371	1,976,631
Maxim Integrated Products, Inc.[1]	58,154	1,942,344
Micron Technology, Inc.*[1]	179,218	2,684,686
NXP Semiconductors NV*[1]	20,300	1,767,521
ON Semiconductor Corp.*[1]	194,074	1,824,296
Qorvo, Inc.*[1]	34,582	1,557,919
Silicon Laboratories, Inc.*[1]	41,437	1,721,293
Skyworks Solutions, Inc.[1]	23,636	1,990,387

		18,119,664

Software: 3.90%
Check Point Software Technologies Ltd.*[1]	43,600	3,458,788
Symantec Corp.[1]	188,550	3,671,069

		7,129,857

Specialty retail: 1.54%
Best Buy Co., Inc.[1]	75,892	2,817,111

Technology hardware, storage & peripherals: 4.40%
Apple, Inc.[1]	34,913	3,850,904
SanDisk Corp.[1]	34,068	1,850,914
Western Digital Corp.[1]	29,386	2,334,424

		8,036,242

Tobacco: 3.73%
Philip Morris International, Inc.[1]	85,865	6,811,671

Trading companies & distributors: 1.69%
Fastenal Co.[1]	84,400	3,089,884

Total common stocks (cost $224,651,397)		232,898,903

Short-term investment: 2.46%
Investment company: 2.46%
UBS Cash Management Prime Relationship Fund[3] (cost $4,491,523)	4,491,523	4,491,523

Total investments before investments sold short: 129.93% (cost $229,142,920)		237,390,426

Investments sold short: (31.26)%
Common stocks: (31.26)%
Banks: (1.96)%
Associated Banc-Corp.	(38,800)	(697,236)
BancorpSouth, Inc.	(32,500)	(772,525)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Banks — (concluded)
Bank of America Corp.	(43,600)	$(679,288)
People’s United Financial, Inc.	(48,000)	(755,040)
Westamerica Bancorporation	(15,400)	(684,376)

		(3,588,465)

Beverages: (1.30)%
Brown-Forman Corp., Class B	(7,000)	(678,300)
Constellation Brands, Inc., Class A	(8,300)	(1,039,243)
Dr. Pepper Snapple Group, Inc.	(8,300)	(656,115)

		(2,373,658)

Biotechnology: (2.73)%
Celgene Corp.	(10,600)	(1,146,602)
Intrexon Corp.	(23,500)	(747,300)
Ligand Pharmaceuticals, Inc.	(9,057)	(775,732)
OPKO Health, Inc.	(81,675)	(686,887)
Repligen Corp.	(28,750)	(800,687)
United Therapeutics Corp.	(6,300)	(826,812)

		(4,984,020)

Capital markets: (2.29)%
Charles Schwab Corp.	(52,700)	(1,505,112)
Janus Capital Group, Inc.	(60,300)	(820,080)
Northern Trust Corp.	(8,300)	(565,728)
Stifel Financial Corp.	(16,200)	(682,020)
TD Ameritrade Holding Corp.	(19,300)	(614,512)

		(4,187,452)

Commercial services & supplies: (1.63)%
Healthcare Services Group, Inc.	(56,800)	(1,914,160)
Stericycle, Inc.	(7,600)	(1,058,756)

		(2,972,916)

Communications equipment: (0.95)%
Juniper Networks, Inc.	(41,857)	(1,076,144)
Polycom, Inc.	(63,842)	(669,064)

		(1,745,208)

Electronic equipment, instruments & components: (1.31)%
Flextronics International Ltd.	(66,500)	(700,910)
Ingram Micro, Inc., Class A	(29,229)	(796,198)
Tech Data Corp.	(12,986)	(889,541)

		(2,386,649)

Energy equipment & services: (0.16)%
FMC Technologies, Inc.	(9,400)	(291,400)

Food products: (0.44)%
McCormick & Co. Inc. (Non-voting)	(9,750)	(801,255)

Health care equipment & supplies: (2.10)%
Abaxis, Inc.	(17,000)	(747,830)
DENTSPLY International, Inc.	(13,500)	(682,695)
IDEXX Laboratories, Inc.	(10,200)	(757,350)
STERIS Corp.	(10,100)	(656,197)
Zeltiq Aesthetics, Inc.	(31,100)	(996,133)

		(3,840,205)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Investments sold short — (continued)
Common stocks — (continued)
Health care providers & services: (0.83)%
MEDNAX, Inc.	(11,500)	$(883,085)
Patterson Cos., Inc.	(14,700)	(635,775)

		(1,518,860)

Hotels, restaurants & leisure: (2.19)%
Buffalo Wild Wings, Inc.	(5,300)	(1,025,179)
Choice Hotels International, Inc.	(32,300)	(1,539,095)
Hyatt Hotels Corp., Class A	(17,700)	(833,670)
Wendy’s Co.	(70,200)	(607,230)

		(4,005,174)

Household products: (0.38)%
Clorox Co.	(6,000)	(693,180)

Insurance: (0.90)%
American International Group, Inc.	(28,900)	(1,642,098)

Internet software & services: (1.00)%
Akamai Technologies, Inc.	(10,600)	(732,036)
Gogo, Inc.	(37,683)	(575,796)
Rackspace Hosting, Inc.	(21,106)	(520,896)

		(1,828,728)

IT services: (1.22)%
Cognizant Technology Solutions Corp., Class A	(15,600)	(976,716)
Fidelity National Information Services, Inc.	(9,524)	(638,870)
Xerox Corp.	(63,400)	(616,882)

		(2,232,468)

Life sciences tools & services: (1.36)%
Mettler-Toledo International, Inc.	(3,900)	(1,110,486)
PerkinElmer, Inc.	(15,900)	(730,764)
Thermo Fisher Scientific, Inc.	(5,200)	(635,856)

		(2,477,106)

Media: (0.32)%
Gannett Co., Inc.	(40,317)	(593,869)

Oil, gas & consumable fuels: (0.16)%
Hess Corp.	(5,950)	(297,857)

Personal products: (0.41)%
Coty, Inc., Class A	(27,627)	(747,587)

Pharmaceuticals: (1.37)%
AbbVie, Inc.	(19,200)	(1,044,672)
Endo International PLC	(14,900)	(1,032,272)
Sagent Pharmaceuticals, Inc.	(27,700)	(424,641)

		(2,501,585)

Real estate investment trust (REIT): (0.22)%
Equity Residential	(5,400)	(405,648)

UBS U.S. Equity Alpha Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Shares	Value
Investments sold short — (concluded)
Common stocks — (concluded)
Semiconductors & semiconductor equipment: (1.56)%
Cavium, Inc.	(13,400)	$(822,358)
Linear Technology Corp.	(14,200)	(572,970)
NVIDIA Corp.	(31,717)	(781,824)
Teradyne, Inc.	(37,900)	(682,579)

		(2,859,731)

Software: (2.21)%
Cadence Design Systems, Inc.	(48,595)	(1,004,945)
Electronic Arts, Inc.	(21,800)	(1,476,950)
Red Hat, Inc.	(11,300)	(812,244)
Synopsys, Inc.	(16,000)	(738,880)

		(4,033,019)

Specialty retail: (0.75)%
American Eagle Outfitters, Inc.	(48,095)	(751,725)
Staples, Inc.	(52,300)	(613,479)

		(1,365,204)

Technology hardware, storage & peripherals: (0.35)%
Diebold, Inc.	(21,400)	(637,078)

Textiles, apparel & luxury goods: (0.66)%
Under Armour, Inc., Class A	(12,400)	(1,200,072)

Thrifts & mortgage finance: (0.50)%
Astoria Financial Corp.	(56,550)	(910,455)

Total investments sold short (proceeds $47,549,249)		(57,120,947)

Total investments, net of investments sold short — 98.67%		180,269,479
Cash and other assets, less liabilities — 1.33%		2,433,819

Net assets — 100.00%		$182,703,298

Notes to portfolio of investments

Aggregate cost for federal income tax purposes, before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$33,384,383
Gross unrealized depreciation	(25,136,877)

Net unrealized appreciation of investments	$8,247,506

For a listing of defined acronyms, counterparty abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Common stocks	$230,859,723	$2,039,180	$—	$232,898,903
Short-term investment	—	4,491,523	—	4,491,523
Total	$230,859,723	$6,530,703	$—	$237,390,426
Liabilities
Common stocks sold short	$(57,120,947)	$—	$—	$(57,120,947)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnote

*	Non-income producing security.
[1]	All or a portion of these securities have been delivered to cover open short positions.
[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security is considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of this security amounted to $2,039,180 or 1.12% of net assets.

[3]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/14	Purchases during the nine months ended 09/30/15	Sales during the nine months ended 09/30/15	Value 09/30/15	Net income earned from affiliate for the nine months ended 09/30/15
UBS Cash Management Prime Relationship Fund	$4,667,508	$15,518,304	$15,694,289	$4,491,523	$3,754

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)

As a percentage of net assets as of September 30, 2015

Bonds
Corporate bonds
Aerospace & defense	0.19%
Airlines	0.46
Auto components	0.07
Automobiles	0.25
Banks	18.58
Beverages	2.38
Biotechnology	0.65
Capital markets	3.79
Chemicals	1.49
Commercial services & supplies	0.89
Communications equipment	0.32
Construction & engineering	0.83
Consumer finance	2.82
Diversified financial services	4.13
Diversified telecommunication services	4.09
Electric utilities	4.69
Energy equipment & services	0.81
Food & staples retailing	0.62
Food products	1.41
Gas utilities	1.68
Health care equipment & supplies	0.85
Health care providers & services	0.71
Hotels, restaurants & leisure	0.21
Household durables	0.18
Independent power and renewable electricity producers	0.44
Industrial conglomerates	0.65
Insurance	10.98
Internet & catalog retail	0.29
Internet software & services	0.17
IT services	0.33
Life sciences tools & services	0.19
Machinery	0.39
Marine	0.36
Media	3.78
Metals & mining	1.63
Multi-utilities	1.26
Oil, gas & consumable fuels	11.55
Pharmaceuticals	1.95
Real estate investment trust (REIT)	0.51
Real estate management & development	0.47
Road & rail	0.98
Semiconductors & semiconductor equipment	0.27
Software	0.51
Specialty retail	0.41
Thrifts & mortgage finance	0.27
Tobacco	2.33
Transportation infrastructure	1.55

Water utilities	1.05
Wireless telecommunication services	1.31

Total corporate bonds	95.73%
Supranational bonds	0.36

Total bonds	96.09%
Short-term investment	1.24

Total investments	97.33%
Cash and other assets, less liabilities	2.67

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds: 96.09%
Corporate bonds: 95.73%
Australia: 5.65%
Adani Abbot Point Terminal Pty Ltd.,
5.750%, due 11/01/18	AUD	705,000	$501,731
APT Pipelines Ltd.,
4.200%, due 03/23/25[1]		$645,000	613,479
Aurizon Network Pty Ltd.,
2.000%, due 09/18/24	EUR	350,000	375,672
Australia & New Zealand Banking Group Ltd.,
4.500%, due 03/19/24[2]		$200,000	199,939
Australia Pacific Airports Melbourne Pty Ltd.,
1.750%, due 10/15/24	EUR	300,000	333,001
BHP Billiton Finance USA Ltd.,
5.000%, due 09/30/43		$165,000	166,984
Commonwealth Bank of Australia,
2.250%, due 03/16/17[1]		500,000	508,788
National Australia Bank Ltd.,
2.000%, due 11/12/24[3]	EUR	375,000	406,666
2.750%, due 03/09/17		$250,000	255,908
Origin Energy Finance Ltd.,
2.500%, due 10/23/20[2]	EUR	535,000	569,024
5.450%, due 10/14/21[2]		$250,000	243,446
QBE Insurance Group Ltd.,
2.400%, due 05/01/18[2]		200,000	201,348
6.750%, due 12/02/44[3]		700,000	728,000
Santos Finance Ltd.,
8.250%, due 09/22/70[3]	EUR	255,000	287,361
Scentre Group Trust 1,
1.500%, due 07/16/20		150,000	169,314
SGSP Australia Assets Pty Ltd.,
2.000%, due 06/30/22		230,000	257,306
Suncorp-Metway Ltd.,
1.700%, due 03/28/17[2]		$280,000	281,272
Telstra Corp. Ltd.,
4.800%, due 10/12/21[2]		220,000	245,279
Transurban Finance Co. Pty Ltd.,
1.875%, due 09/16/24	EUR	250,000	271,329

Total Australia corporate bonds			6,615,847

Belgium: 0.41%
AG Insurance SA,
3.500%, due 06/30/47[3]		500,000	483,191

Bermuda: 0.33%
Bacardi Ltd.,
2.750%, due 07/03/23[2]		325,000	385,336

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Brazil: 0.78%
Petrobras Global Finance BV,
3.250%, due 04/01/19[2]		420,000	$341,422
3.875%, due 01/27/16		$300,000	296,040
Vale SA,
5.625%, due 09/11/42		395,000	273,778

Total Brazil corporate bonds			911,240

Canada: 3.10%
Bank of Montreal,
6.020%, due 05/02/18	CAD	290,000	241,622
Bank of Nova Scotia,
4.100%, due 06/08/17		430,000	336,679
Canadian Imperial Bank of Commerce,
1.350%, due 07/18/16		$290,000	291,446
3.400%, due 01/14/16	CAD	310,000	233,846
Canadian Natural Resources Ltd.,
3.900%, due 02/01/25		$105,000	96,589
Hydro One, Inc.,
5.360%, due 05/20/36	CAD	220,000	197,036
Nexen Energy ULC,
6.400%, due 05/15/37		$320,000	376,800
Royal Bank of Canada,
2.980%, due 05/07/19	CAD	290,000	226,830
Suncor Energy, Inc.,
6.500%, due 06/15/38		$330,000	395,563
Talisman Energy, Inc.,
3.750%, due 02/01/21		325,000	306,519
TELUS Corp.,
3.750%, due 01/17/25	CAD	100,000	77,066
Thomson Reuters Corp.,
1.300%, due 02/23/17		$265,000	264,442
Toronto-Dominion Bank,
3.367%, due 11/02/20[3]	CAD	405,000	304,016
Yamana Gold, Inc.,
4.950%, due 07/15/24		$320,000	286,037

Total Canada corporate bonds			3,634,491

Cayman Islands: 1.38%
Hutchison Whampoa International 09 Ltd.,
7.625%, due 04/09/19[2]		300,000	353,121
Noble Holding International Ltd.,
5.950%, due 04/01/25		160,000	125,267
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	400,000	469,636
Tencent Holdings Ltd.,
3.375%, due 05/02/19[2]		$200,000	203,988
Thames Water Utilities Cayman Finance Ltd.,
5.375%, due 07/21/25[3]	GBP	145,000	229,548
Yorkshire Water Services Bradford Finance Ltd.,
6.000%, due 04/24/25[3]		150,000	238,905

Total Cayman Islands corporate bonds			1,620,465

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
China: 0.75%
AIA Group Ltd.,
1.750%, due 03/13/18[2]		$720,000	$714,820
Bao-trans Enterprises Ltd.,
1.625%, due 02/23/18	EUR	150,000	166,776

Total China corporate bonds			881,596

Czech Republic: 0.38%
NET4GAS sro,
2.500%, due 07/28/21		380,000	440,569

Denmark: 0.36%
AP Moeller - Maersk A/S,
3.375%, due 08/28/19[2]	EUR	345,000	420,968

Finland: 0.92%
Elenia Finance Oyj,
2.875%, due 12/17/20		375,000	447,231
Sampo Oyj,
1.500%, due 09/16/21		100,000	111,898
Teollisuuden Voima Oyj,
2.500%, due 03/17/21		250,000	275,212
4.625%, due 02/04/19[2]		200,000	241,274

Total Finland corporate bonds			1,075,615

France: 3.67%
Arkema SA,
1.500%, due 01/20/25		200,000	212,547
AXA SA,
6.667%, due 07/06/16[3,4]	GBP	185,000	283,357
BNP Paribas SA,
2.700%, due 08/20/18		$300,000	306,904
2.875%, due 03/20/26[3]	EUR	210,000	235,372
Credit Logement SA,
1.112%, due 12/16/15[2,3,4]		200,000	184,650
Electricite de France SA,
5.625%, due 01/22/24[2,3,4]		$300,000	296,400
5.625%, due 01/22/24[1,3,4]		100,000	98,800
6.950%, due 01/26/39[1]		140,000	181,272
Engie,
4.750%, due 07/10/21[3,4]	EUR	400,000	473,956
Infra Foch SAS,
1.250%, due 10/16/20		100,000	111,366
Orange SA,
5.875%, due 02/07/22[3,4]	GBP	200,000	304,063
Societe Des Autoroutes Paris-Rhin-Rhone,
2.250%, due 01/16/20	EUR	400,000	470,531
Total Capital International SA,
1.550%, due 06/28/17		$725,000	730,309
TOTAL SA,
2.625%, due 02/26/25[3,4]	EUR	185,000	181,741
Transport et Infrastructures Gaz France SA,
2.200%, due 08/05/25		200,000	222,746

Total France corporate bonds			4,294,014

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Germany: 0.39%
Allianz SE,
4.750%, due 10/24/23[3,4]		100,000	$115,657
Merck KGaA,
3.375%, due 12/12/74[3]		170,000	181,220
RWE AG,
2.750%, due 04/21/75[3]		175,000	154,481

Total Germany corporate bonds			451,358

Guernsey: 0.25%
Credit Suisse Group Guernsey I Ltd.,
7.875%, due 02/24/41[2,3]		$285,000	293,464

Ireland: 1.10%
Cloverie PLC for Zurich Insurance Co., Ltd.,
1.750%, due 09/16/24	EUR	100,000	110,216
FGA Capital Ireland PLC,
2.625%, due 04/17/19	EUR	300,000	343,129
Perrigo Co. PLC,
4.000%, due 11/15/23		$200,000	198,871
PGH Capital Ltd.,
5.750%, due 07/07/21	GBP	200,000	329,280
XL Group PLC,
4.450%, due 03/31/25		$175,000	175,197
5.250%, due 12/15/43		125,000	132,130

Total Ireland corporate bonds			1,288,823

Israel: 0.04%
Teva Pharmaceutical Finance IV BV,
3.650%, due 11/10/21		42,000	42,464

Italy: 1.65%
2i Rete Gas SpA,
1.125%, due 01/02/20	EUR	150,000	167,017
Assicurazioni Generali SpA,
2.875%, due 01/14/20		100,000	119,088
CDP Reti SpA,
1.875%, due 05/29/22		265,000	295,954
Ei Towers SpA,
3.875%, due 04/26/18		100,000	118,930
Intesa Sanpaolo SpA,
3.875%, due 01/16/18		$200,000	206,039
4.375%, due 10/15/19[2]	EUR	300,000	373,154
Snam SpA,
3.875%, due 03/19/18[2]		345,000	415,747
UniCredit SpA,
3.250%, due 01/14/21		200,000	238,536

Total Italy corporate bonds			1,934,465

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Japan: 0.34%
Bank of Tokyo-Mitsubishi UFJ Ltd.,
2.350%, due 09/08/19[2]		$400,000	$400,314

Jersey, Channel Islands: 1.01%
AA Bond Co., Ltd.,
4.720%, due 07/31/18[2]	GBP	100,000	159,075
Gatwick Funding Ltd.,
5.250%, due 01/23/24[2]		100,000	172,446
Heathrow Funding Ltd.,
1.500%, due 02/11/30	EUR	300,000	297,214
4.600%, due 02/15/18[2]		365,000	445,426
HSBC Capital Funding LP,
5.130%, due 03/29/16[3,4]		100,000	112,719

Total Jersey, Channel Islands corporate bonds			1,186,880

Luxembourg: 0.22%
Belfius Financing Co.,
1.289%, due 02/09/17[3]	GBP	175,000	261,422

Mexico: 0.63%
America Movil SAB de CV,
5.000%, due 03/30/20		$265,000	292,494
Series A,
5.125%, due 09/06/73[3]	EUR	125,000	144,563
Coca-Cola Femsa SAB de CV,
2.375%, due 11/26/18		$300,000	302,606

Total Mexico corporate bonds			739,663

Netherlands: 8.34%
ABN AMRO Bank NV,
4.875%, due 01/16/19[2]	GBP	225,000	370,763
6.250%, due 09/13/22[3]		$350,000	367,296
Achmea BV,
2.500%, due 11/19/20	EUR	565,000	664,252
4.250%, due 02/04/25[3,4]		250,000	249,476
Allianz Finance II BV,
4.375%, due 02/17/17[3,4]		280,000	320,305
BAT Netherlands Finance BV,
2.375%, due 01/19/23[2]		390,000	462,512
Bharti Airtel International Netherlands BV,
4.000%, due 12/10/18		380,000	450,089
Coca-Cola HBC Finance BV,
2.375%, due 06/18/20[2]		385,000	450,133
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
1.700%, due 03/19/18		$515,000	516,626
2.500%, due 05/26/26[3]	EUR	415,000	459,103
5.500%, due 06/29/20[3,4]		560,000	622,615
Deutsche Telekom International Finance BV,
6.500%, due 04/08/22	GBP	106,000	194,435
E.ON International Finance BV,
6.650%, due 04/30/38[1]		$85,000	100,771

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
Netherlands — (concluded)
EDP Finance BV,
2.000%, due 04/22/25	EUR	170,000	$173,139
4.625%, due 06/13/16		280,000	320,694
Heineken NV,
2.125%, due 08/04/20[2]		415,000	487,601
Koninklijke KPN NV,
6.500%, due 01/15/16		170,000	193,316
LYB International Finance BV,
5.250%, due 07/15/43		$185,000	184,224
Nomura Europe Finance NV,
1.500%, due 05/12/21	EUR	200,000	219,040
Redexis Gas Finance BV,
1.875%, due 04/27/27		420,000	411,966
2.750%, due 04/08/21		295,000	348,278
REN Finance BV,
2.500%, due 02/12/25		175,000	189,679
4.750%, due 10/16/20		200,000	254,714
Repsol International Finance BV,
4.250%, due 02/12/16[2]		200,000	226,637
Shell International Finance BV,
4.375%, due 05/11/45		$500,000	492,319
Siemens Financieringsmaatschappij NV,
5.125%, due 02/20/17	EUR	210,000	250,563
6.125%, due 09/14/66[3]	GBP	142,000	220,342
Swiss Reinsurance Co. via ELM BV,
2.600%, due 09/01/25[3,4]	EUR	155,000	150,459
TenneT Holding BV,
6.655%, due 06/01/17[3,4]		165,000	196,816
Vonovia Finance BV,
4.000%, due 12/17/21[3,4]		200,000	213,982

Total Netherlands corporate bonds			9,762,145

Norway: 0.62%
DNB Bank ASA,
3.200%, due 04/03/17[1]		$200,000	205,186
Statoil ASA,
3.125%, due 08/17/17		280,000	289,955
4.800%, due 11/08/43		215,000	228,977

Total Norway corporate bonds			724,118

Portugal: 0.10%
Caixa Geral de Depositos SA,
3.750%, due 01/18/18	EUR	100,000	120,469

Singapore: 0.17%
United Overseas Bank Ltd.,
3.750%, due 09/19/24[3]		$200,000	203,728

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
South Korea: 0.19%
GS Caltex Corp.,
5.500%, due 04/24/17[2]		215,000	$226,230

Spain: 2.28%
Aigues de Barcelona Finance SAU,
1.944%, due 09/15/21	EUR	280,000	309,201
BBVA Senior Finance SAU,
3.250%, due 03/21/16		100,000	113,292
BBVA US Senior SAU,
4.664%, due 10/09/15		$200,000	200,180
Canal de Isabel II Gestion SA,
1.680%, due 02/26/25	EUR	200,000	210,621
Inmobiliaria Colonial SA,
1.863%, due 06/05/19		300,000	332,015
Santander Consumer Finance SA,
0.900%, due 02/18/20[2]		500,000	540,318
Santander International Debt SAU,
1.375%, due 03/25/17		400,000	451,730
Telefonica Emisiones SAU,
4.710%, due 01/20/20[2]		400,000	509,426

Total Spain corporate bonds			2,666,783

Sweden: 1.42%
PGE Sweden AB,
1.625%, due 06/09/19		100,000	112,553
Svenska Handelsbanken AB,
5.125%, due 03/30/20[1]		$100,000	112,320
5.125%, due 03/30/20[2]		310,000	348,190
5.250%, due 03/01/21[3,4]		325,000	306,394
Swedbank AB,
5.500%, due 03/17/20[3,4]		400,000	380,544
Swedbank Hypotek AB,
2.375%, due 04/05/17[2]		400,000	407,770

Total Sweden corporate bonds			1,667,771

Switzerland: 0.56%
Credit Suisse,
3.000%, due 10/29/21		300,000	300,441
Demeter Investments BV for Swiss Life AG,
4.375%, due 06/16/25[3,4]	EUR	335,000	353,217

Total Switzerland corporate bonds			653,658

United Kingdom: 12.92%
Abbey National Treasury Services PLC,
4.000%, due 03/13/24		$300,000	311,787
Anglian Water Services Financing PLC,
4.500%, due 02/22/26[2]	GBP	150,000	244,067
Aon PLC,
2.875%, due 05/14/26	EUR	100,000	115,780
4.750%, due 05/15/45		$300,000	293,963

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (continued)
Arqiva Financing PLC,
4.040%, due 06/30/20[2]	GBP	375,000	$592,066
4.882%, due 12/31/32[2]		150,000	247,550
Aviva PLC,
5.125%, due 06/04/50[3]		245,000	343,648
Barclays Bank PLC,
2.250%, due 05/10/17[1]		$200,000	203,749
4.375%, due 09/11/24		200,000	193,806
5.750%, due 08/17/21[2]	GBP	185,000	327,009
6.625%, due 03/30/22[2]	EUR	400,000	547,100
BP Capital Markets PLC,
1.375%, due 05/10/18		$245,000	243,279
2.750%, due 05/10/23		140,000	134,458
British Telecommunications PLC,
8.500%, due 12/07/16[2]	GBP	215,000	350,736
BUPA Finance PLC,
5.000%, due 04/25/23		200,000	308,826
6.125%, due 09/16/20[3,4]		30,000	47,606
Centrica PLC,
5.250%, due 04/10/75[3]		150,000	216,815
Close Brothers Finance PLC,
3.875%, due 06/27/21		330,000	517,107
Diageo Capital PLC,
3.875%, due 04/29/43		$190,000	175,371
EE Finance PLC,
4.375%, due 03/28/19[2]	GBP	225,000	361,111
GlaxoSmithKline Capital PLC,
1.500%, due 05/08/17		$345,000	347,674
HSBC Holdings PLC,
5.100%, due 04/05/21		555,000	615,875
Imperial Tobacco Finance PLC,
2.050%, due 02/11/18[1]		200,000	199,913
2.950%, due 07/21/20[1]		200,000	201,203
9.000%, due 02/17/22[2]	GBP	100,000	200,439
Liverpool Victoria Friendly Society Ltd.,
6.500%, due 05/22/43[2,3]		300,000	449,698
Lloyds Bank PLC,
7.500%, due 04/15/24		200,000	398,667
11.875%, due 12/16/21[2,3]	EUR	185,000	231,783
Manchester Airport Group Funding PLC,
4.750%, due 03/31/34	GBP	100,000	165,949

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (continued)
National Grid Electricity Transmission PLC,
4.000%, due 06/08/27[2]		150,000	$246,054
5.875%, due 02/02/24		45,000	83,629
Northern Gas Networks Finance PLC,
5.875%, due 07/08/19		150,000	257,101
Prudential PLC,
1.375%, due 01/19/18		335,000	503,130
5.000%, due 07/20/55[3]		200,000	279,780
Royal Bank of Scotland Group PLC,
1.500%, due 11/28/16	EUR	150,000	168,945
Royal Bank of Scotland PLC,
6.934%, due 04/09/18		130,000	161,604
Scottish Widows PLC,
5.500%, due 06/16/23	GBP	250,000	391,449
Sinopec Capital 2013 Ltd.,
3.125%, due 04/24/23[1]		$250,000	237,423
3.125%, due 04/24/23[2]		350,000	332,391
Sky PLC,
2.500%, due 09/15/26	EUR	180,000	197,807
Southern Gas Networks PLC,
2.500%, due 02/03/25	GBP	100,000	144,480
SSE PLC,
3.875%, due 09/10/20[3,4]		150,000	216,702
5.453%, due 10/01/15[3,4]		210,000	317,442
Standard Chartered PLC,
4.000%, due 07/12/22[2,3]		$635,000	636,600
State Grid Europe Development 2014 PLC,
Series A,
1.500%, due 01/26/22	EUR	225,000	245,410
Tesco PLC,
6.125%, due 02/24/22	GBP	50,000	80,504
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		270,000	476,366
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16[2]		440,000	691,736
Western Power Distribution West Midlands PLC,
5.750%, due 04/16/32[2]		100,000	186,871
WPP Finance 2010,
3.750%, due 09/19/24		$235,000	234,273
WPP Finance 2013,
0.430%, due 03/23/18	EUR	270,000	300,302

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United Kingdom — (concluded)
Yorkshire Building Society,
4.125%, due 11/20/24[3]	GBP	100,000	$151,944

Total United Kingdom corporate bonds			15,128,978

United States: 45.60%
21st Century Fox America, Inc.,
6.200%, due 12/15/34		$480,000	548,798
ABB Finance USA, Inc.,
2.875%, due 05/08/22		300,000	297,346
AbbVie, Inc.,
2.900%, due 11/06/22		480,000	469,458
4.400%, due 11/06/42		200,000	182,858
Actavis Funding SCS,
1.300%, due 06/15/17		140,000	138,734
3.450%, due 03/15/22		230,000	226,860
4.750%, due 03/15/45		190,000	172,609
Aetna, Inc.,
3.500%, due 11/15/24		320,000	318,672
Albemarle Corp.,
1.875%, due 12/08/21	EUR	100,000	106,516
4.150%, due 12/01/24		$390,000	391,380
Alltel Corp.,
7.875%, due 07/01/32		220,000	281,454
Altria Group, Inc.,
4.250%, due 08/09/42		710,000	656,702
American Airlines Pass Through Trust,
Series 2014-1, Class B,
4.375%, due 10/01/22		62,004	62,004
American Express Credit Corp.,
1.300%, due 07/29/16		150,000	150,436
2.375%, due 05/26/20		150,000	150,069
American International Group, Inc.,
3.375%, due 08/15/20		395,000	412,243
3.875%, due 01/15/35		160,000	147,253
4.500%, due 07/16/44		165,000	162,110
Anadarko Petroleum Corp.,
6.375%, due 09/15/17		610,000	658,269
Apache Corp.,
4.750%, due 04/15/43		535,000	483,029
Appalachian Power Co.,
4.400%, due 05/15/44		300,000	290,651
AT&T, Inc.,
3.000%, due 02/15/22		255,000	250,288
4.750%, due 05/15/46		350,000	320,889
5.550%, due 08/15/41		345,000	350,272
Bank of America Corp.,
1.375%, due 09/10/21	EUR	485,000	538,260
3.875%, due 08/01/25		$460,000	466,446
5.875%, due 02/07/42		225,000	263,240

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
BB&T Corp.,
1.600%, due 08/15/17		205,000	$205,929
Berkshire Hathaway Finance Corp.,
1.300%, due 05/15/18		210,000	210,444
Biogen, Inc.,
4.050%, due 09/15/25		190,000	192,071
Burlington Northern Santa Fe LLC,
3.000%, due 03/15/23		355,000	349,719
5.400%, due 06/01/41		195,000	215,141
Capital One Financial Corp.,
1.000%, due 11/06/15		580,000	580,122
Caterpillar, Inc.,
4.750%, due 05/15/64		225,000	226,340
CCO Safari II LLC,
4.464%, due 07/23/22[1]		295,000	294,993
CF Industries, Inc.,
5.150%, due 03/15/34		265,000	255,393
Chevron Corp.,
2.355%, due 12/05/22		255,000	246,682
Citigroup, Inc.,
0.629%, due 05/31/17[3]	EUR	430,000	477,479
3.875%, due 10/25/23		$320,000	330,094
Coca-Cola Co.,
1.800%, due 09/01/16		335,000	338,642
1.875%, due 09/22/26	EUR	200,000	225,743
Comcast Corp.,
4.750%, due 03/01/44		$100,000	104,403
ConocoPhillips Co.,
2.200%, due 05/15/20		455,000	455,053
CVS Health Corp.,
5.125%, due 07/20/45		345,000	371,265
Daimler Finance North America LLC,
2.450%, due 05/18/20[1]		$300,000	293,318
Delta Air Lines Pass Through Trust,
Series 2007-1, Class A,
6.821%, due 08/10/22		26,150	30,335
DIRECTV Holdings LLC,
5.000%, due 03/01/21		525,000	572,265
Duke Energy Corp.,
3.050%, due 08/15/22		310,000	308,016
Ecolab, Inc.,
2.625%, due 07/08/25	EUR	140,000	161,794
Enable Midstream Partners LP,
3.900%, due 05/15/24[1]		$210,000	185,261
Energy Transfer Partners LP,
6.050%, due 06/01/41		375,000	332,842

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Enterprise Products Operating LLC,
4.850%, due 03/15/44		270,000	$240,828
5.200%, due 09/01/20		205,000	225,442
ERAC USA Finance LLC,
5.625%, due 03/15/42[1]		195,000	209,223
ERP Operating LP,
3.375%, due 06/01/25		300,000	295,994
Express Scripts Holding Co.,
2.250%, due 06/15/19		285,000	284,255
Exxon Mobil Corp.,
1.819%, due 03/15/19		155,000	156,306
3.567%, due 03/06/45		120,000	113,374
Fifth Third Bank,
2.875%, due 10/01/21		300,000	303,117
Five Corners Funding Trust,
4.419%, due 11/15/23[1]		365,000	381,898
Ford Motor Credit Co. LLC,
3.000%, due 06/12/17		955,000	970,139
Freeport-McMoRan, Inc.,
3.550%, due 03/01/22		290,000	214,600
3.875%, due 03/15/23		400,000	297,500
General Electric Capital Corp.,
1.000%, due 12/11/15		510,000	510,560
4.375%, due 09/16/20		460,000	507,534
Series A,
6.750%, due 03/15/32		775,000	1,047,127
General Electric Co.,
1.875%, due 05/28/27	EUR	210,000	235,281
4.125%, due 10/09/42		$180,000	177,684
General Motors Financial Co., Inc.,
3.500%, due 07/10/19		310,000	313,225
Georgia Power Co.,
5.400%, due 06/01/40		220,000	236,859
Gilead Sciences, Inc.,
2.050%, due 04/01/19		155,000	156,070
3.650%, due 03/01/26		55,000	55,186
4.750%, due 03/01/46		120,000	120,580
4.800%, due 04/01/44		240,000	241,539
Glencore Funding LLC,
2.500%, due 01/15/19[1]		125,000	106,563
3.125%, due 04/29/19[1]		475,000	399,000
Goldman Sachs Group, Inc.,
1.375%, due 07/26/22	EUR	820,000	893,488
5.150%, due 05/22/45		$255,000	250,438
Hartford Financial Services Group, Inc.,
4.300%, due 04/15/43		$195,000	187,880
HSBC Finance Capital Trust IX,
5.911%, due 11/30/35[3]		300,000	299,250

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Illinois Tool Works, Inc.,
3.000%, due 05/19/34	EUR	200,000	$232,472
Intel Corp.,
3.100%, due 07/29/22		$310,000	315,404
International Business Machines Corp.,
3.375%, due 08/01/23		385,000	392,256
Jefferies Group LLC,
2.375%, due 05/20/20	EUR	150,000	162,938
Johnson Controls, Inc.,
4.950%, due 07/02/64		$95,000	84,307
JPMorgan Chase & Co.,
3.200%, due 01/25/23		1,960,000	1,946,288
3.875%, due 09/10/24		155,000	153,579
Juniper Networks, Inc.,
4.500%, due 03/15/24		250,000	251,905
Kellogg Co.,
1.875%, due 11/17/16		240,000	241,614
Kinder Morgan Energy Partners LP,
3.500%, due 03/01/21		450,000	430,347
5.000%, due 03/01/43		375,000	293,216
Kinder Morgan, Inc.,
5.625%, due 11/15/23[1]		120,000	117,697
Kraft Foods Group, Inc.,
5.000%, due 06/04/42		290,000	297,611
Kraft Heinz Foods Co.,
4.875%, due 02/15/25[1]		210,000	224,159
Laboratory Corp. of America Holdings,
2.500%, due 11/01/18		60,000	60,671
Liberty Mutual Group, Inc.,
4.250%, due 06/15/23[1]		385,000	398,315
Lincoln National Corp.,
4.200%, due 03/15/22		465,000	483,093
Lowe’s Cos., Inc.,
4.250%, due 09/15/44		320,000	317,326
Marathon Oil Corp.,
3.850%, due 06/01/25		245,000	218,098
Marathon Petroleum Corp.,
3.625%, due 09/15/24		310,000	299,706
Marsh & McLennan Cos., Inc.,
3.750%, due 03/14/26		100,000	100,597
Medtronic, Inc.,
3.150%, due 03/15/22		325,000	329,682
4.000%, due 04/01/43		200,000	187,144
Mellon Capital III,
6.369%, due 09/05/66[3]	GBP	200,000	305,576
Merck & Co., Inc.,
1.875%, due 10/15/26	EUR	200,000	227,270
3.700%, due 02/10/45		$110,000	100,989

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Metropolitan Life Global Funding I,
1.250%, due 09/17/21	EUR	750,000	$834,430
Microsoft Corp.,
2.625%, due 05/02/33		305,000	358,547
3.500%, due 11/15/42		$265,000	237,136
Mohawk Industries, Inc.,
2.000%, due 01/14/22	EUR	185,000	206,507
Mondelez International, Inc.,
2.375%, due 01/26/21		470,000	550,791
Monongahela Power Co.,
5.400%, due 12/15/43[1]		$165,000	182,937
Monsanto Co.,
4.200%, due 07/15/34		265,000	241,654
Morgan Stanley,
2.375%, due 07/23/19		965,000	965,157
2.650%, due 01/27/20		390,000	391,869
4.350%, due 09/08/26		280,000	281,570
6.375%, due 07/24/42		125,000	154,683
Mosaic Co.,
5.450%, due 11/15/33		185,000	194,341
Navient Corp.,
6.250%, due 01/25/16		67,000	67,589
NBCUniversal Media LLC,
4.375%, due 04/01/21		795,000	871,050
5.150%, due 04/30/20		175,000	197,548
Noble Energy, Inc.,
5.050%, due 11/15/44		130,000	112,638
Occidental Petroleum Corp.,
4.625%, due 06/15/45		130,000	130,964
Oncor Electric Delivery Co. LLC,
7.000%, due 05/01/32		135,000	174,211
PacifiCorp,
6.000%, due 01/15/39		320,000	397,361
Petroleos Mexicanos,
5.500%, due 02/24/25[2]	EUR	230,000	273,981
Philip Morris International, Inc.,
4.250%, due 11/10/44		$305,000	294,841
Phillips 66,
4.650%, due 11/15/34		145,000	141,216
Phillips 66 Partners LP,
4.680%, due 02/15/45		105,000	86,495
PNC Funding Corp.,
2.700%, due 09/19/16		255,000	258,634
PPL Capital Funding, Inc.,
4.700%, due 06/01/43		170,000	169,379
Priceline Group, Inc.,
2.375%, due 09/23/24	EUR	200,000	219,578

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (continued)
Corporate bonds — (continued)
United States — (continued)
Prudential Financial, Inc.,
4.600%, due 05/15/44		$450,000	$454,104
QVC, Inc.,
4.375%, due 03/15/23		125,000	121,548
Republic Services, Inc.,
5.250%, due 11/15/21		570,000	639,580
Reynolds American, Inc.,
3.750%, due 05/20/23[1]		95,000	95,462
4.000%, due 06/12/22		120,000	125,429
5.700%, due 08/15/35		80,000	86,973
6.750%, due 06/15/17		375,000	405,953
SABMiller Holdings, Inc.,
3.750%, due 01/15/22[1]		410,000	420,546
Sempra Energy,
6.000%, due 10/15/39		260,000	303,380
Southwestern Electric Power Co.,
6.200%, due 03/15/40		115,000	140,465
SunTrust Banks, Inc.,
1.350%, due 02/15/17		$510,000	509,695
2.350%, due 11/01/18		320,000	322,791
Swiss Re Treasury US Corp.,
4.250%, due 12/06/42[1]		75,000	71,638
Teachers Insurance & Annuity Association of America,
4.900%, due 09/15/44[1]		180,000	185,274
Thermo Fisher Scientific, Inc.,
3.300%, due 02/15/22		90,000	90,279
5.300%, due 02/01/44		120,000	126,330
Time Warner Cable, Inc.,
4.500%, due 09/15/42		200,000	158,208
5.000%, due 02/01/20		635,000	681,361
Transocean, Inc.,
6.500%, due 11/15/20		915,000	699,975
6.800%, due 03/15/38		190,000	117,800
Tyson Foods, Inc.,
3.950%, due 08/15/24		330,000	336,270
United Airlines Pass Through Trust,
Series 2014-1, Class A,
4.000%, due 04/11/26		275,000	281,188
United Technologies Corp.,
1.250%, due 05/22/23	EUR	200,000	217,488
UnitedHealth Group, Inc.,
2.700%, due 07/15/20		$165,000	168,845
US Bancorp,
1.650%, due 05/15/17		205,000	206,757
Valero Energy Corp.,
6.625%, due 06/15/37		340,000	373,645
Ventas Realty LP,
3.500%, due 02/01/25		135,000	130,520

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount		Value
Bonds — (concluded)
Corporate bonds — (concluded)
United States — (concluded)
Verizon Communications, Inc.,
2.625%, due 02/21/20		755,000	$759,563
3.000%, due 11/01/21		160,000	159,575
4.500%, due 09/15/20		235,000	254,178
6.550%, due 09/15/43		695,000	822,735
Virginia Electric & Power Co.,
Series A,
6.000%, due 05/15/37		185,000	232,011
Wachovia Corp.,
5.750%, due 02/01/18		835,000	913,753
Walgreens Boots Alliance, Inc.,
3.800%, due 11/18/24		275,000	273,866
Waste Management, Inc.,
4.100%, due 03/01/45		310,000	290,495
Williams Partners LP,
4.300%, due 03/04/24		295,000	267,746
Xcel Energy, Inc.,
4.800%, due 09/15/41		155,000	160,265
Yum! Brands, Inc.,
5.350%, due 11/01/43		260,000	249,799
Zimmer Biomet Holdings, Inc.,
3.150%, due 04/01/22		230,000	227,750
4.450%, due 08/15/45		275,000	254,367

Total United States corporate bonds			53,396,104

Virgin Islands, British: 0.17%
CNPC General Capital Ltd.,
3.400%, due 04/16/23[2]		200,000	194,160

Total corporate bonds (cost $117,390,406)			112,106,329

Supranational bonds: 0.36%
Inter-American Development Bank,
0.625%, due 12/15/15	GBP	135,000	204,181
International Finance Corp.,
0.625%, due 12/15/15		150,000	226,806

Total supranational bonds (cost $440,617)			430,987

Total bonds (cost $117,831,023)			112,537,316

	Shares
Short-term investment: 1.24%
Investment company: 1.24%
UBS Cash Management Prime Relationship Fund[5] (cost $1,446,509)		1,446,509	1,446,509

Total investments: 97.33% (cost $119,277,532)			113,983,825
Cash and other assets, less liabilities — 2.67%			3,122,716

Net assets — 100.00%			$117,106,541

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

Notes to portfolio of investments

Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized depreciation consisted of:

Gross unrealized appreciation	$217,480
Gross unrealized depreciation	(5,511,187)

Net unrealized depreciation of investments	$(5,293,707)

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

Forward foreign currency contracts

Counterparty	Contracts to deliver		In exchange for		Maturity date	Unrealized appreciation/ (depreciation)
CSI	EUR	28,430,000	USD	32,160,300	12/18/15	$348,907
CSI	GBP	8,635,000	USD	13,319,747	12/18/15	261,166
JPMCB	AUD	575,000	USD	404,365	12/18/15	2,467
JPMCB	CAD	2,215,000	USD	1,670,036	12/18/15	10,781
JPMCB	EUR	230,000	USD	257,241	12/18/15	(115)
JPMCB	USD	1,039,710	EUR	920,000	12/18/15	(10,287)
Net unrealized appreciation on forward foreign currency contracts						$612,919

Futures contracts

	Expiration date	Cost/ (proceeds)	Value	Unrealized appreciation/ (depreciation)
US Treasury futures buy contracts:
5 Year US Treasury Notes, 14 contracts (USD)	December 2015	$1,677,521	$1,687,219	$9,698
10 Year US Treasury Notes, 40 contracts (USD)	December 2015	5,089,122	5,149,375	60,253
US Treasury futures sell contracts:
US Ultra Bond, 14 contracts (USD)	December 2015	(2,222,011)	(2,245,688)	(23,677)
Interest rate futures buy contracts:
Canadian Government 10 Year Bond, 10 contracts (CAD)	December 2015	1,067,387	1,062,496	(4,891)
Euro-Bobl, 1 contracts (EUR)	December 2015	143,421	144,167	746
Interest rate futures sell contracts:
Euro-Bund, 2 contracts (EUR)	December 2015	(347,411)	(349,053)	(1,642)
Euro-Buxl, 1 contracts (EUR)	December 2015	(169,561)	(174,024)	(4,463)
Long Gilt, 7 contract (GBP)	December 2015	(1,249,800)	(1,260,756)	(10,956)

Net unrealized appreciation on futures contracts				$25,068

Credit default swaps on corporate issues-buy protection6

Counterparty	Referenced obligation[7]	Notional amount		Termination date	Payments made by the Fund[8]	Upfront payments received	Value	Unrealized appreciation
BB	METRO AG bond, 3.375%, due 03/01/19	EUR	315,000	06/20/20	1.000%	$1,871	$2,723	$4,594
CITI	HSBC Bank PLC bond, 4.000%, due 01/15/21	EUR	75,000	03/20/20	1.000	2,165	(526)	1,639
JPMCB	Pfizer Inc. bond, 4.650%, due 03/01/18	USD	930,000	06/20/20	1.000	34,410	(31,046)	3,364

						$38,446	$(28,849)	$9,597

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

Credit default swaps on corporate issues-sell protection9

Counterparty	Referenced obligation[7]	Notional amount		Termination date	Payments received by the Fund[8]	Upfront Payments (made)/ received	Value	Unrealized depreciation	Credit spread[10]
CITI	Glencore International AG bond, 6.500%, due 02/27/19	EUR	70,000	06/20/19	1.000%	$3,440	$(14,093)	$(10,653)	6.980%
CITI	Standard Chartered Bank PLC bond, 0.000%, due 10/15/14	EUR	75,000	03/20/20	1.000	(249)	(1,507)	(1,756)	1.423
GSI	Freeport-McMoran, Inc. bond, 3.550%, due 03/01/22	USD	100,000	12/20/19	1.000	4,185	(17,903)	(13,718)	6.054
JPMCB	Portugal Telecom International Finance B.V. bond, 4.375%, due 03/24/17	EUR	85,000	09/20/19	5.000	(13,187)	(29,864)	(43,051)	19.879
JPMCB	Teck Resources Limited, 3.150%, due 01/15/17	USD	100,000	12/20/19	1.000	8,314	(26,562)	(18,248)	9.183
JPMCB	Teck Resources Limited, 3.150%, due 01/15/17	USD	235,000	03/20/20	1.000	16,922	(66,292)	(49,370)	9.397

						$19,425	$(156,221)	$(136,796)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Corporate bonds	$—	$112,106,329	$—	$112,106,329
Supranational bonds	—	430,987	—	430,987
Short-term investment	—	1,446,509	—	1,446,509
Forward foreign currency contracts	—	623,321	—	623,321
Futures contracts	70,697	—	—	70,697
Swap agreements	—	2,723	—	2,723
Total	$70,697	$114,609,869	$—	$114,680,566

Liabilities
Forward foreign currency contracts	$—	$(10,402)	$—	$(10,402)
Futures contracts	(45,629)	—	—	(45,629)
Swap agreements	—	(187,793)	—	(187,793)
Total	$(45,629)	$(198,195)	$—	$(243,824)

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $6,229,188 or 5.32% of net assets.

UBS Global Corporate Bond Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

[2]

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2015, the value of these securities amounted to $17,284,845 or 14.76% of net assets.

[3]	Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2015 and changes periodically.
[4]	Perpetual investment. Date shown reflects the next call date.
[5]	The table below details the Fund’s investment in a fund advised by the same Advisor as the Fund. The Advisor does not earn a management fee from the affiliated UBS Relationship Fund.

Security description	Value 12/31/14	Purchases during the nine months ended 09/30/15	Sales during the nine months ended 09/30/15	Value 09/30/15	Net income earned from affiliate for the nine months ended 09/30/15
UBS Cash Management Prime Relationship Fund	$2,581,145	$51,513,127	$52,647,763	$1,446,509	$3,373

[6]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[7]	Payments from/to the counterparty will be received/made upon the occurrence of bankruptcy and/or restructuring event with respect to the referenced obligation.
[8]	Payments made or received are based on the notional amount.
[9]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the underlying securities comprising the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation.

[10]

Credit spreads, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event occurring for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.

UBS Cash Management Prime Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount	Value
Short-term investments: 99.88%
Certificates of deposit: 14.01%
Bank of Nova Scotia,
0.427%, due 10/30/15[1]	$4,000,000	$4,000,000
BMO Harris Bank N.A.,
0.310%, due 10/08/15	3,000,000	3,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
0.295%, due 10/13/15	3,000,000	3,000,000
Credit Agricole Corporate and Investment Bank,
0.180%, due 10/08/15	5,000,000	5,000,000
HSBC Bank USA N.A.,
0.400%, due 12/07/15	3,000,000	3,000,000
JPMorgan Chase Bank N.A.,
0.320%, due 10/28/15	6,000,000	6,000,000
National Bank of Canada,
0.324%, due 10/13/15[1]	5,000,000	5,000,000
Norinchukin Bank,
0.180%, due 10/26/15	3,000,000	3,000,000
0.190%, due 10/19/15	10,000,000	10,000,000
Sumitomo Mitsui Banking Corp.,
0.140%, due 10/07/15	10,000,000	10,000,000
Swedbank AB,
0.120%, due 10/01/15	10,000,000	10,000,000

Total certificates of deposit (cost $62,000,000)		62,000,000

Commercial paper: 33.87%
Albion Capital Corp. SA,
0.250%, due 10/20/15[2,3]	4,000,000	3,999,472
Australia & New Zealand Banking Group Ltd.,
0.296%, due 10/13/15[1,3]	6,000,000	6,000,000
Barton Capital LLC,
0.279%, due 10/16/15[1]	5,000,000	5,000,000
BNP Paribas Fortis SA,
0.060%, due 10/01/15[2]	15,000,000	15,000,000
Caisse Centrale Desjardins,
0.180%, due 11/12/15[2,3]	5,000,000	4,998,950
Cancara Asset Securitisation LLC,
0.200%, due 10/01/15[2]	7,000,000	7,000,000
General Electric Capital Corp.,
0.351%, due 10/02/15[2]	3,000,000	2,999,971
Gotham Funding Corp.,
0.200%, due 10/26/15[2,3]	5,000,000	4,999,306
Jupiter Securitization Co. LLC,
0.501%, due 01/20/16[2,3]	3,000,000	2,995,375
LMA Americas LLC,
0.020%, due 10/01/15[2,3]	15,000,000	15,000,000
Manhattan Asset Funding Co. LLC,
0.200%, due 10/14/15[2]	5,000,000	4,999,639
0.200%, due 11/12/15[2]	5,000,000	4,998,833

UBS Cash Management Prime Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount	Value
Short-term investments — (continued)
Commercial paper — (concluded)
Nieuw Amsterdam Receivables Corp.,
0.200%, due 10/20/15[2,3]	10,000,000	$9,998,944
Old Line Funding LLC,
0.260%, due 11/05/15[2]	3,000,000	2,999,242
0.401%, due 12/11/15[2]	4,000,000	3,996,844
Prudential Funding LLC,
0.080%, due 10/07/15[2]	3,000,000	2,999,960
Prudential PLC,
0.200%, due 10/13/15[2,3]	5,000,000	4,999,667
Regency Markets No. 1 LLC,
0.180%, due 10/19/15[2,3]	$13,000,000	12,998,830
Societe Generale SA,
0.050%, due 10/01/15[2,3]	5,000,000	5,000,000
Thunder Bay Funding LLC,
0.260%, due 11/06/15[2]	5,000,000	4,998,700
Victory Receivables Corp.,
0.020%, due 10/01/15[2,3]	5,000,000	5,000,000
0.190%, due 10/19/15[2,3]	5,000,000	4,999,525
0.200%, due 10/27/15[2,3]	4,000,000	3,999,422
0.210%, due 10/13/15[2,3]	5,000,000	4,999,650
Westpac Banking Corp.,
0.323%, due 10/05/15[1,3]	5,000,000	5,000,000

Total commercial paper (cost $149,982,330)		149,982,330

Short-term corporate obligations: 2.26%
Royal Bank of Canada,
0.374%, due 10/07/15[1,3]	5,000,000	5,000,000
Wells Fargo Bank N.A.,
0.499%, due 12/22/15[1]	5,000,000	5,000,000

Total short-term corporate obligations (cost $10,000,000)		10,000,000

US government and agency obligations: 7.02%
Federal Home Loan Banks,
0.105%, due 11/24/15[2]	10,000,000	9,998,425
0.170%, due 11/04/15[2]	4,000,000	3,999,358
0.185%, due 12/11/15[2]	10,000,000	9,996,351
US Treasury Note,
2.000%, due 04/30/16	7,000,000	7,071,538

Total US government and agency obligations (cost $31,065,672)		31,065,672

Repurchase agreements: 42.72%
Repurchase agreement dated 09/30/15 with Barclays Capital, Inc., 0.100% due 10/01/15 collateralized by $154,433,338 US Treasury Securities, 0.000% to 0.625%, due 10/15/15 to 05/15/45; (value — $102,000,033); proceeds: $100,000,278	100,000,000	100,000,000

UBS Cash Management Prime Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

	Face amount	Value
Short-term investments — (concluded)
Repurchase agreements — (concluded)
Repurchase agreement dated 09/30/15 with Goldman Sachs Group, Inc., 0.110% due 10/01/15 collateralized by $89,200,200 US Government Agency, 0.000 to 5.000%, due 10/05/15 to 01/15/48; (value — $90,984,016) proceeds: $89,200,273	89,200,000	$89,200,000

Total repurchase agreements (cost $189,200,000)		189,200,000

Total short-term investments (cost $442,248,002)		442,248,002

Total investments — 99.88% (cost $442,248,002)[4]		442,248,002

Cash and other assets, less liabilities — 0.12%		529,158

Net assets — 100%		$442,777,160

UBS Cash Management Prime Relationship Fund

Portfolio of investments

September 30, 2015 (unaudited)

Notes to portfolio of investments

For a listing of defined portfolio acronyms, counterparty abbreviations and currency abbreviations that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the end of this report.

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Certificates of deposit	$—	$62,000,000	$—	$62,000,000
Commercial paper	—	149,982,330	—	149,982,330
Short-term corporate obligations	—	10,000,000	—	10,000,000
US government and agency obligations	—	31,065,672	—	31,065,672
Repurchase agreements	—	189,200,000	—	189,200,000
Total	$—	$442,248,002	$—	$442,248,002

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Portfolio footnotes

[1]

Variable or floating rate security — The interest rate shown is the current rate as of September 30, 2015, and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

[2]	Rate shown is the discount rate at date of purchase.
[3]

Security exempt from registration pursuant to Section 4(2) under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the value of these securities amounted to $99,989,141 or 22.58% of net assets. The maturity date reflects earlier of reset date or stated maturity date.

[4]	Aggregate cost for federal income tax purposes, which was the same for book purposes.

Portfolio acronyms
ADR	American Depositary Receipt
CVA	Dutch Certification — Depositary Certificate
ETF	Exchange Traded Fund
NVDR	Non-voting Depository Receipt
REIT	Real Estate Investment Trust
TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Counterparty abbreviations
BB	Barclays Bank PLC
CITI	Citibank NA
CSI	Credit Suisse International
GSI	Goldman Sachs International
HSBC	HSBC Bank NA
JPMCB	JPMorgan Chase Bank
MSC	Morgan Stanley & Co.
SSB	State Street Bank

Currency abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israel New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Valuation of investments: Each Fund calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. Each Fund, with the exception of UBS Cash Management Prime Relationship Fund and UBS International Equity Relationship Fund, calculates its net asset value per share as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, a Fund’s net asset value per share will be calculated as of the time trading was halted. UBS Cash Management Prime Relationship Fund calculates its net asset value per share as of two hours prior to the close of the NYSE, which generally is 2:00 p.m. (Eastern time), on each day the NYSE is open for trading. UBS International Equity Relationship Fund calculates its net asset value per share as of 4:00 p.m. Eastern time on weekdays when the Fund is open for business.

Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect asset management subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Funds invest are traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value investments principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. The systematic fair valuation model may use calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. If an investment is valued at “fair value,” that value is likely to be different from the last quoted market price for the investment. The use of the fair valuation model may result in securities being transferred between Level 1 and Level 2 of the fair valuation hierarchy at the end of the reporting period. Transfers between Level 1 and Level 2, if any, are disclosed near the end of each Fund’s Portfolio of investments.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments of UBS Cash Management Prime Relationship Fund are valued using the amortized cost method of valuation. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ use of the practical expedient within ASC Topic 820, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available, and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

The Board has delegated to the UBS Global AM Global Valuation Committee (“GVC”) the responsibility for making fair value determinations with respect to the Funds’ portfolio holdings. The GVC is comprised of representatives of management.

The GVC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the GVC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the GVC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3 — Unobservable inputs inclusive of the Funds’ own assumptions in determining the value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In June 2014, FASB issued Accounting Standards Update No. 2014-11, Transfers & Servicing (Topic 860): “Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures” (“ASU 2014-11”) to improve the financial reporting of reverse repurchase agreements and other similar transactions. ASU 2014-11 includes expanded disclosure requirements for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. ASU 2014-11 is effective for annual reporting periods beginning after December 15, 2014 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements.

In May 2015, the FASB issued Accounting Standards Update No. 2015-07, Fair Value Measurement (Topic 820): “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)” (“ASU 2015-07”). The modification removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. ASU 2015-07 is effective for annual reporting periods beginning after December 15, 2015 and interim periods within those fiscal periods. Management is currently evaluating the implications of these changes and their impact on the financial statements and disclosures.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semiannual report to shareholders dated June 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 25, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President, Treasurer and Principal Accounting Officer

Date: November 25, 2015